Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-4.00%
Alphabet, Inc., Class A(b)	9	$11,737
Alphabet, Inc., Class C(b)	10	13,050
Altice USA, Inc., Class A(b)	793	20,285
AMC Networks, Inc., Class A(b)	355	13,643
AT&T, Inc.	615	22,989
Cable One, Inc.	16	24,560
CBS Corp., Class B	405	16,354
Charter Communications, Inc., Class A(b)	51	23,970
Cinemark Holdings, Inc.	515	17,443
Comcast Corp., Class A	473	20,883
Discovery, Inc., Class A(b)(c)	225	7,411
Discovery, Inc., Class C(b)	505	15,413
DISH Network Corp., Class A(b)	544	18,588
Facebook, Inc., Class A(b)	118	23,794
IAC/InterActiveCorp.(b)	87	19,375
Interpublic Group of Cos., Inc. (The)	897	20,093
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	192	9,350
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	355	17,221
New York Times Co. (The), Class A	595	19,189
Nexstar Media Group, Inc., Class A	195	21,003
Omnicom Group, Inc.	248	19,711
Sinclair Broadcast Group, Inc., Class A	365	12,713
Sirius XM Holdings, Inc.(c)	3,696	25,798
Take-Two Interactive Software, Inc.(b)	175	21,236
Telephone & Data Systems, Inc.	652	15,459
T-Mobile US, Inc.(b)	255	20,030
TripAdvisor, Inc.	434	12,326
Twitter, Inc.(b)	535	16,537
United States Cellular Corp.(b)	435	14,751
Verizon Communications, Inc.	343	20,662
Viacom, Inc., Class A	17	444
Viacom, Inc., Class B	646	15,549
Walt Disney Co. (The)	145	21,979
Zayo Group Holdings, Inc.(b)	595	20,373
		593,919
Consumer Discretionary-12.66%
Advance Auto Parts, Inc.	130	20,420
Amazon.com, Inc.(b)	12	21,610
Aptiv PLC	275	25,817
Aramark	550	24,002
AutoNation, Inc.(b)	482	24,625
AutoZone, Inc.(b)	18	21,203
Best Buy Co., Inc.	315	25,402
Booking Holdings, Inc.(b)	12	22,848
BorgWarner, Inc.	503	21,151
Bright Horizons Family Solutions, Inc.(b)	141	21,223
Brunswick Corp.	457	26,858
Burlington Stores, Inc.(b)	124	27,900
Caesars Entertainment Corp.(b)	2,161	28,179
CarMax, Inc.(b)	245	23,829
Carnival Corp.	385	17,356
Carter’s, Inc.	215	22,212
Choice Hotels International, Inc.	235	22,854
Columbia Sportswear Co.	204	18,870
D.R. Horton, Inc.	446	24,686
Darden Restaurants, Inc.	165	19,543
Dicks Sporting Goods, Inc.	538	24,646
Dollar General Corp.	149	23,447
Domino’s Pizza, Inc.	70	20,601
Dunkin’ Brands Group, Inc.	255	19,520
eBay, Inc.	535	19,003
	Shares	Value
Consumer Discretionary-(continued)
Expedia Group, Inc.	163	$16,571
Extended Stay America, Inc.	1,160	17,122
Five Below, Inc.(b)	163	20,165
Foot Locker, Inc.	475	19,024
Ford Motor Co.	1,994	18,066
Garmin Ltd.	255	24,911
General Motors Co.	545	19,620
Gentex Corp.	833	23,657
Genuine Parts Co.	194	20,248
Graham Holdings Co., Class B	28	17,685
Grand Canyon Education, Inc.(b)	152	12,949
H&R Block, Inc.	706	17,212
Hanesbrands, Inc.	1,225	18,461
Harley-Davidson, Inc.	565	20,555
Hasbro, Inc.	193	19,628
Hilton Worldwide Holdings, Inc.	222	23,310
Home Depot, Inc. (The)	101	22,271
Hyatt Hotels Corp., Class A	266	21,493
Kohl’s Corp.	397	18,663
Las Vegas Sands Corp.	355	22,276
Lear Corp.	151	18,167
Leggett & Platt, Inc.	531	27,782
Lennar Corp., Class A	357	21,295
Lennar Corp., Class B	20	943
LKQ Corp.(b)	738	26,037
Lowe’s Cos., Inc.	204	23,931
Lululemon Athletica, Inc.(b)	114	25,729
Marriott International, Inc., Class A	155	21,756
McDonald’s Corp.	100	19,448
MGM Resorts International	751	23,994
NIKE, Inc., Class B	235	21,970
Nordstrom, Inc.(c)	610	23,284
Norwegian Cruise Line Holdings Ltd.(b)	373	20,008
NVR, Inc.(b)	5	18,959
O’Reilly Automotive, Inc.(b)	52	22,998
Penske Automotive Group, Inc.	435	21,963
Pool Corp.	105	21,677
PulteGroup, Inc.	606	24,028
PVH Corp.	225	21,816
Ralph Lauren Corp.	175	18,784
Ross Stores, Inc.	205	23,811
Royal Caribbean Cruises Ltd.	165	19,803
Service Corp. International	435	19,149
Six Flags Entertainment Corp.	380	16,522
Skechers U.S.A., Inc., Class A(b)	664	26,706
Starbucks Corp.	245	20,930
Tapestry, Inc.	645	17,344
Target Corp.	235	29,377
Tempur Sealy International, Inc.(b)	294	24,955
TJX Cos., Inc. (The)	382	23,352
Toll Brothers, Inc.	535	21,491
Tractor Supply Co.	190	17,944
Ulta Beauty, Inc.(b)	59	13,798
Under Armour, Inc., Class A(b)	755	14,262
Under Armour, Inc., Class C(b)	864	14,947
Vail Resorts, Inc.	89	21,598
VF Corp.	233	20,630
Wendy’s Co. (The)	1,005	21,547
Whirlpool Corp.	155	22,180
Williams-Sonoma, Inc.	331	22,971
Wyndham Destinations, Inc.	475	23,037
Wyndham Hotels & Resorts, Inc.	355	20,565

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Yum China Holdings, Inc. (China)	472	$21,013
Yum! Brands, Inc.	183	18,423
		1,882,616
Consumer Staples-6.07%
Altria Group, Inc.	394	19,582
Archer-Daniels-Midland Co.	495	21,250
Brown-Forman Corp., Class A	84	5,359
Brown-Forman Corp., Class B	280	18,990
Bunge Ltd.	356	19,003
Campbell Soup Co.	465	21,655
Casey’s General Stores, Inc.	152	26,413
Church & Dwight Co., Inc.	255	17,911
Clorox Co. (The)	125	18,529
Coca-Cola Co. (The)	385	20,559
Colgate-Palmolive Co.	272	18,447
Conagra Brands, Inc.	665	19,199
Constellation Brands, Inc., Class A	105	19,536
Costco Wholesale Corp.	80	23,985
Energizer Holdings, Inc.(c)	455	22,700
Estee Lauder Cos., Inc. (The), Class A	115	22,479
Flowers Foods, Inc.	859	18,494
General Mills, Inc.	380	20,262
Herbalife Nutrition Ltd.(b)	455	20,753
Hershey Co. (The)	145	21,483
Hormel Foods Corp.	471	20,974
Ingredion, Inc.	243	20,210
JM Smucker Co. (The)	155	16,289
Kellogg Co.	355	23,118
Kimberly-Clark Corp.	148	20,178
Kroger Co. (The)	835	22,829
Lamb Weston Holdings, Inc.	314	26,370
McCormick & Co., Inc.	125	21,156
Molson Coors Brewing Co., Class B	339	17,113
Mondelez International, Inc., Class A	367	19,282
Monster Beverage Corp.(b)	305	18,245
PepsiCo., Inc.	152	20,646
Philip Morris International, Inc.	254	21,064
Pilgrim’s Pride Corp.(b)	745	23,468
Post Holdings, Inc.(b)	185	19,536
Procter & Gamble Co. (The)	184	22,459
Seaboard Corp.	5	20,558
Spectrum Brands Holdings, Inc.	359	22,445
Sprouts Farmers Market, Inc.(b)	965	19,107
Sysco Corp.	275	22,151
Tyson Foods, Inc., Class A	243	21,843
US Foods Holding Corp.(b)	535	21,277
Walgreens Boots Alliance, Inc.	385	22,946
Walmart, Inc.	193	22,984
		902,837
Energy-3.61%
Apergy Corp.(b)	608	15,528
Baker Hughes Co.	875	19,618
Cabot Oil & Gas Corp.	772	12,306
Centennial Resource Development, Inc., Class A(b)	2,582	7,978
Cheniere Energy, Inc.(b)	295	17,859
Chevron Corp.	165	19,326
Cimarex Energy Co.	349	16,044
Concho Resources, Inc.	197	14,294
ConocoPhillips	342	20,500
Continental Resources, Inc.	505	15,594
Devon Energy Corp.	765	16,746
	Shares	Value
Energy-(continued)
Diamondback Energy, Inc.	205	$15,855
EOG Resources, Inc.	236	16,732
Exxon Mobil Corp.	275	18,736
Helmerich & Payne, Inc.	384	15,180
HollyFrontier Corp.	487	25,105
Kinder Morgan, Inc.	953	18,688
Marathon Oil Corp.	1,476	17,195
Marathon Petroleum Corp.	408	24,741
Murphy Oil Corp.	805	18,523
Occidental Petroleum Corp.	493	19,015
ONEOK, Inc.	298	21,173
Parsley Energy, Inc., Class A	1,132	16,957
PBF Energy, Inc., Class A	775	24,258
Phillips 66	230	26,386
Pioneer Natural Resources Co.	142	18,153
Schlumberger Ltd.	556	20,127
Valero Energy Corp.	273	26,069
WPX Energy, Inc.(b)	1,827	17,978
		536,664
Financials-16.79%
Aflac, Inc.	364	19,962
Alleghany Corp.(b)	28	21,841
Allstate Corp. (The)	201	22,381
Ally Financial, Inc.	655	20,855
American Express Co.	165	19,820
American Financial Group, Inc.	192	21,064
American National Insurance Co.	169	19,942
Ameriprise Financial, Inc.	134	21,959
Aon PLC	105	21,379
Arch Capital Group Ltd.(b)	551	23,125
Arthur J. Gallagher & Co.	224	20,892
Associated Banc-Corp.	942	20,196
Assurant, Inc.	191	25,378
Assured Guaranty Ltd.	455	22,591
Athene Holding Ltd., Class A(b)	458	20,619
AXA Equitable Holdings, Inc.	934	23,107
Axis Capital Holdings Ltd.	324	19,174
Bank of America Corp.	697	23,224
Bank of Hawaii Corp.	248	22,347
Bank of New York Mellon Corp. (The)	445	21,792
BankUnited, Inc.	575	20,160
BB&T Corp.	395	21,614
Berkshire Hathaway, Inc., Class B(b)	98	21,589
BlackRock, Inc.	45	22,271
Brighthouse Financial, Inc.(b)	532	21,897
Brown & Brown, Inc.	597	22,531
Capital One Financial Corp.	224	22,402
Cboe Global Markets, Inc.	180	21,402
Chimera Investment Corp.	1,045	21,287
Chubb Ltd.	131	19,844
Cincinnati Financial Corp.	193	20,661
CIT Group, Inc.	395	17,980
Citigroup, Inc.	305	22,912
Citizens Financial Group, Inc.	567	21,807
CME Group, Inc., Class A	100	20,273
CNA Financial Corp.	425	19,006
Comerica, Inc.	275	19,363
Commerce Bancshares, Inc.(c)	330	22,120
Credit Acceptance Corp.(b)	41	17,649
Cullen/Frost Bankers, Inc.	213	19,928
Discover Financial Services	251	21,302
Erie Indemnity Co., Class A	86	14,560

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Everest Re Group, Ltd.	79	$21,430
F.N.B. Corp.	1,712	21,263
FactSet Research Systems, Inc.	69	17,916
Fidelity National Financial, Inc.	485	23,101
Fifth Third Bancorp	715	21,586
First American Financial Corp.	375	23,857
First Citizens BancShares, Inc., Class A	45	23,391
First Hawaiian, Inc.	754	21,519
First Republic Bank	204	22,420
Franklin Resources, Inc.	591	16,247
Globe Life, Inc.	221	22,710
Goldman Sachs Group, Inc. (The)	105	23,242
Hanover Insurance Group, Inc. (The)	160	21,749
Hartford Financial Services Group, Inc. (The)	355	21,960
Huntington Bancshares, Inc.	1,455	21,665
Interactive Brokers Group, Inc., Class A	370	17,915
Intercontinental Exchange, Inc.	229	21,565
Invesco Ltd.(d)	945	16,594
Jefferies Financial Group, Inc.	1,075	22,467
JPMorgan Chase & Co.	182	23,980
Kemper Corp.	235	17,371
KeyCorp	1,155	22,395
Lincoln National Corp.	309	18,246
Loews Corp.	365	18,579
LPL Financial Holdings, Inc.	234	21,610
M&T Bank Corp.	122	20,098
Markel Corp.(b)	18	20,440
Marsh & McLennan Cos., Inc.	205	22,154
Mercury General Corp.	325	15,919
MetLife, Inc.	405	20,214
MFA Financial, Inc.	2,717	20,812
MGIC Investment Corp.	1,375	19,814
Moody’s Corp.	105	23,800
Morgan Stanley	459	22,711
Morningstar, Inc.	135	21,209
MSCI, Inc.	85	22,031
Nasdaq, Inc.	204	21,379
Navient Corp.	1,475	21,166
New Residential Investment Corp.	1,239	19,205
New York Community Bancorp, Inc.	1,895	22,588
Northern Trust Corp.	223	23,915
Old Republic International Corp.	859	19,379
OneMain Holdings, Inc.	625	26,931
People’s United Financial, Inc.	1,207	19,916
Pinnacle Financial Partners, Inc.	353	21,681
PNC Financial Services Group, Inc. (The)	145	22,215
Popular, Inc.	365	20,188
Primerica, Inc.	164	21,950
Principal Financial Group, Inc.	369	20,332
Progressive Corp. (The)	235	17,167
Prosperity Bancshares, Inc.	287	20,162
Prudential Financial, Inc.	203	19,005
Raymond James Financial, Inc.	230	20,659
Regions Financial Corp.	1,375	22,880
Reinsurance Group of America, Inc.	129	21,344
RenaissanceRe Holdings Ltd. (Bermuda)	112	21,093
S&P Global, Inc.	91	24,083
Santander Consumer USA Holdings, Inc.	844	19,876
SEI Investments Co.	375	24,199
Signature Bank	165	20,354
SLM Corp.	1,955	16,676
Starwood Property Trust, Inc.	871	21,340
	Shares	Value
Financials-(continued)
Sterling Bancorp	953	$19,460
SunTrust Banks, Inc.	315	22,315
Synchrony Financial	573	21,436
T. Rowe Price Group, Inc.	194	23,971
TCF Financial Corp.	499	21,203
TD Ameritrade Holding Corp.	374	19,384
Travelers Cos., Inc. (The)	130	17,774
U.S. Bancorp	372	22,331
Unum Group	590	18,137
Virtu Financial, Inc., Class A(c)	869	14,425
Voya Financial, Inc.	357	20,806
W.R. Berkley Corp.	315	21,420
Wells Fargo & Co.	425	23,145
Willis Towers Watson PLC	109	21,412
Zions Bancorp. N.A.	442	22,003
		2,497,091
Health Care-8.76%
Abbott Laboratories	255	21,790
AbbVie, Inc.	255	22,371
Agilent Technologies, Inc.	285	23,019
AmerisourceBergen Corp.	238	20,923
Amgen, Inc.	113	26,523
Anthem, Inc.	71	20,495
Baxter International, Inc.	255	20,902
Becton, Dickinson and Co.	82	21,197
Biogen, Inc.(b)	88	26,383
Bio-Rad Laboratories, Inc., Class A(b)	69	25,487
Bristol-Myers Squibb Co.	627	35,701
Bruker Corp.	452	23,138
Cardinal Health, Inc.	450	24,763
Catalent, Inc.(b)	425	22,096
Centene Corp.(b)	363	21,951
Cerner Corp.	274	19,616
Charles River Laboratories International, Inc.(b)	155	22,514
Chemed Corp.	58	24,941
Cigna Corp.	130	25,990
Cooper Cos., Inc. (The)	64	20,038
Danaher Corp.	145	21,167
Eli Lilly and Co.	171	20,067
Encompass Health Corp.	324	22,910
Exelixis, Inc.(b)	985	16,381
Gilead Sciences, Inc.	304	20,441
HCA Healthcare, Inc.	160	22,186
Henry Schein, Inc.(b)	287	19,774
Hill-Rom Holdings, Inc.	194	20,799
Humana, Inc.	79	26,957
ICU Medical, Inc.(b)	87	16,311
Integra LifeSciences Holdings Corp.(b)	405	24,701
Ionis Pharmaceuticals, Inc.(b)	295	18,868
IQVIA Holdings, Inc.(b)	142	20,729
Jazz Pharmaceuticals PLC(b)	149	22,517
Johnson & Johnson	145	19,936
Laboratory Corp. of America Holdings(b)	119	20,503
Masimo Corp.(b)	145	22,485
McKesson Corp.	155	22,419
Medtronic PLC	203	22,612
Merck & Co., Inc.	238	20,749
Mettler-Toledo International, Inc.(b)	25	17,985
Molina Healthcare, Inc.(b)	131	17,751
PerkinElmer, Inc.	223	20,717
Pfizer, Inc.	458	17,642
PRA Health Sciences, Inc.(b)	210	22,850

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
QIAGEN N.V.(b)	504	$21,571
Quest Diagnostics, Inc.	199	21,203
Regeneron Pharmaceuticals, Inc.(b)	65	23,985
ResMed, Inc.	169	25,282
STERIS PLC	144	21,764
Stryker Corp.	105	21,510
Thermo Fisher Scientific, Inc.	72	22,604
UnitedHealth Group, Inc.	80	22,390
Universal Health Services, Inc., Class B	161	22,458
Varian Medical Systems, Inc.(b)	154	20,594
Waters Corp.(b)	95	21,097
WellCare Health Plans, Inc.(b)	70	22,545
West Pharmaceutical Services, Inc.	170	24,995
Zoetis, Inc.	179	21,573
		1,302,866
Industrials-16.40%
3M Co.	123	20,882
Acuity Brands, Inc.	150	19,617
AECOM(b)	585	25,348
AGCO Corp.	278	21,720
Air Lease Corp.	506	23,494
Alaska Air Group, Inc.	325	22,428
Allegion PLC	188	22,566
Allison Transmission Holdings, Inc.	444	21,490
AMERCO	50	18,111
American Airlines Group, Inc.(c)	643	18,480
AMETEK, Inc.	232	22,970
Arconic, Inc.	847	26,223
Armstrong World Industries, Inc.	209	20,068
Boeing Co. (The)	56	20,506
C.H. Robinson Worldwide, Inc.	241	18,521
Carlisle Cos., Inc.	145	22,617
Caterpillar, Inc.	163	23,591
Cintas Corp.	85	21,850
Clean Harbors, Inc.(b)	293	24,216
Colfax Corp.(b)	725	24,432
Copa Holdings S.A., Class A (Panama)	213	22,207
Copart, Inc.(b)	274	24,386
Crane Co.	244	20,269
CSX Corp.	250	17,885
Cummins, Inc.	124	22,675
Curtiss-Wright Corp.	170	23,343
Deere & Co.	135	22,687
Delta Air Lines, Inc.	355	20,345
Donaldson Co., Inc.	398	22,320
Dover Corp.	205	22,853
Eaton Corp. PLC	249	23,032
Emerson Electric Co.	317	23,414
Expeditors International of Washington, Inc.	268	20,036
Fastenal Co.	605	21,490
Flowserve Corp.	404	19,675
Fortive Corp.	256	18,476
Fortune Brands Home & Security, Inc.	375	23,722
Gardner Denver Holdings, Inc.(b)	580	19,645
Gates Industrial Corp. PLC(b)(c)	1,693	20,130
General Dynamics Corp.	115	20,900
Genesee & Wyoming, Inc., Class A(b)	200	22,290
Graco, Inc.	395	19,082
HD Supply Holdings, Inc.(b)	456	18,158
Hexcel Corp.	260	20,704
Honeywell International, Inc.	115	20,533
Hubbell, Inc.	163	23,964
	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.	91	$22,902
IAA, Inc.(b)	331	15,004
IDEX Corp.	125	20,343
IHS Markit Ltd.(b)	330	23,974
Illinois Tool Works, Inc.	134	23,360
Ingersoll-Rand PLC	161	21,109
ITT, Inc.	325	22,678
Jacobs Engineering Group, Inc.	245	22,562
JetBlue Airways Corp.(b)	1,075	20,715
Johnson Controls International PLC	495	21,201
Kansas City Southern	165	25,149
KAR Auction Services, Inc.	331	6,991
Kirby Corp.(b)	243	20,502
L3Harris Technologies, Inc.	201	40,419
Landstar System, Inc.	195	21,725
Lennox International, Inc.	70	17,910
Lincoln Electric Holdings, Inc.	241	22,235
Lockheed Martin Corp.	56	21,898
Macquarie Infrastructure Corp.	475	19,926
ManpowerGroup, Inc.	225	20,844
Masco Corp.	525	24,439
Middleby Corp. (The)(b)	145	16,785
MSC Industrial Direct Co., Inc., Class A	268	19,674
Nordson Corp.	153	25,372
Norfolk Southern Corp.	98	18,963
Northrop Grumman Corp.	63	22,162
nVent Electric PLC	817	20,188
Old Dominion Freight Line, Inc.	145	27,781
Oshkosh Corp.	255	23,067
PACCAR, Inc.	283	23,028
Parker-Hannifin Corp.	120	23,855
Pentair PLC	537	23,816
Quanta Services, Inc.	523	21,778
Raytheon Co.	110	23,916
Regal Beloit Corp.	255	20,841
Republic Services, Inc.	232	20,567
Robert Half International, Inc.	355	20,661
Rockwell Automation, Inc.	125	24,480
Roper Technologies, Inc.	55	19,820
Ryder System, Inc.	366	19,211
Sensata Technologies Holding PLC(b)	430	22,141
Snap-on, Inc.	121	19,416
Southwest Airlines Co.	387	22,307
Spirit AeroSystems Holdings, Inc., Class A	235	20,443
Stanley Black & Decker, Inc.	145	22,872
Teledyne Technologies, Inc.(b)	79	27,017
Timken Co. (The)	415	21,825
Toro Co. (The)	286	22,359
TransDigm Group, Inc.	43	24,385
TransUnion	294	25,375
Trinity Industries, Inc.	957	20,135
Union Pacific Corp.	115	20,239
United Airlines Holdings, Inc.(b)	237	21,994
United Parcel Service, Inc., Class B	203	24,305
United Rentals, Inc.(b)	165	25,253
United Technologies Corp.	152	22,548
Univar Solutions, Inc.(b)	896	20,984
Valmont Industries, Inc.	172	24,620
Verisk Analytics, Inc.	135	19,910
W.W. Grainger, Inc.	74	23,454
WABCO Holdings, Inc.(b)	152	20,482
Waste Management, Inc.	173	19,533

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Watsco, Inc.	120	$21,356
WESCO International, Inc.(b)	398	20,943
Woodward, Inc.	172	20,088
Xylem, Inc.	255	19,765
		2,438,951
Information Technology-12.59%
Accenture PLC, Class A	108	21,725
Akamai Technologies, Inc.(b)	249	21,693
Amdocs Ltd.	320	22,176
Amphenol Corp., Class A	215	22,360
Analog Devices, Inc.	195	22,025
ANSYS, Inc.(b)	105	26,742
Apple, Inc.	109	29,130
Applied Materials, Inc.	480	27,792
Arrow Electronics, Inc.(b)	304	24,211
Automatic Data Processing, Inc.	120	20,494
Avnet, Inc.	457	18,577
Black Knight, Inc.(b)	326	20,541
Booz Allen Hamilton Holding Corp.	300	21,828
Broadcom, Inc.	75	23,716
Broadridge Financial Solutions, Inc.	154	19,051
CACI International, Inc., Class A(b)	97	23,214
CDK Global, Inc.	410	21,955
CDW Corp.	195	26,335
Ciena Corp.(b)	545	20,688
Cisco Systems, Inc.	355	16,085
Citrix Systems, Inc.	205	23,126
Cognex Corp.	455	22,832
Cognizant Technology Solutions Corp., Class A	315	20,195
Coherent, Inc.(b)	170	25,646
CoreLogic, Inc.(b)	469	19,431
Corning, Inc.	643	18,673
Cypress Semiconductor Corp.	882	20,683
Dolby Laboratories, Inc., Class A	312	21,491
Entegris, Inc.	550	26,026
EPAM Systems, Inc.(b)	115	24,363
Euronet Worldwide, Inc.(b)	123	19,334
F5 Networks, Inc.(b)	142	20,691
Fidelity National Information Services, Inc.	160	22,104
Fiserv, Inc.(b)	451	52,424
FleetCor Technologies, Inc.(b)	79	24,247
FLIR Systems, Inc.	390	20,888
Fortinet, Inc.(b)	273	28,695
Gartner, Inc.(b)	130	20,860
Genpact Ltd.	535	21,775
Global Payments, Inc.	250	45,275
Hewlett Packard Enterprise Co.	1,385	21,925
HP, Inc.	995	19,980
Intel Corp.	447	25,948
International Business Machines Corp.	152	20,436
Jabil, Inc.	752	29,208
Jack Henry & Associates, Inc.	149	22,639
Juniper Networks, Inc.	735	18,419
KLA Corp.	185	30,314
Lam Research Corp.	110	29,351
Leidos Holdings, Inc.	249	22,619
LogMeIn, Inc.	270	21,055
Manhattan Associates, Inc.(b)	305	25,471
Maxim Integrated Products, Inc.	351	19,891
Microchip Technology, Inc.	242	22,879
Microsoft Corp.	155	23,464
MKS Instruments, Inc.	274	29,121
	Shares	Value
Information Technology-(continued)
Motorola Solutions, Inc.	122	$20,411
National Instruments Corp.	493	20,765
NetApp, Inc.	318	19,268
NortonLifeLock, Inc.	1,022	25,448
ON Semiconductor Corp.(b)	1,035	22,221
Oracle Corp.	375	21,053
Paychex, Inc.	225	19,377
Qorvo, Inc.(b)	315	32,826
Sabre Corp.	925	20,748
SS&C Technologies Holdings, Inc.	339	20,357
SYNNEX Corp.	219	26,895
Synopsys, Inc.(b)	162	22,848
Teradata Corp.(b)	545	14,475
Teradyne, Inc.	446	27,915
Texas Instruments, Inc.	183	21,998
Trimble, Inc.(b)	467	18,928
Ubiquiti, Inc.(c)	155	30,566
Visa, Inc., Class A	120	22,141
VMware, Inc., Class A	115	17,896
Western Union Co. (The)	983	26,423
WEX, Inc.(b)	103	20,716
Xerox Holdings Corp.	585	22,774
Xilinx, Inc.	185	17,164
Zebra Technologies Corp., Class A(b)	109	27,352
		1,872,382
Materials-6.52%
Air Products and Chemicals, Inc.	92	21,742
Albemarle Corp.(c)	289	18,895
AptarGroup, Inc.	170	19,060
Ashland Global Holdings, Inc.	253	18,140
Avery Dennison Corp.	178	23,206
Axalta Coating Systems Ltd.(b)	765	21,780
Ball Corp.	304	20,082
Berry Global Group, Inc.(b)	395	18,443
Cabot Corp.	445	20,911
Celanese Corp.	195	24,486
CF Industries Holdings, Inc.	457	21,118
Crown Holdings, Inc.(b)	344	26,110
Domtar Corp.	449	16,757
DuPont de Nemours, Inc.	261	16,915
Eagle Materials, Inc.	215	19,786
Eastman Chemical Co.	274	21,473
Ecolab, Inc.	102	19,040
FMC Corp.	255	24,980
Freeport-McMoRan, Inc.	1,929	21,952
Graphic Packaging Holding Co.	1,395	22,697
Huntsman Corp.	1,025	23,185
International Flavors & Fragrances, Inc.(c)	137	19,349
International Paper Co.	442	20,482
Linde PLC (United Kingdom)	102	21,033
LyondellBasell Industries N.V., Class A	241	22,302
Martin Marietta Materials, Inc.	88	23,619
Mosaic Co. (The)	875	16,669
NewMarket Corp.	49	24,205
Newmont Goldcorp Corp.	565	21,696
Nucor Corp.	385	21,699
Olin Corp.	885	15,505
Owens-Illinois, Inc.	1,165	11,510
Packaging Corp. of America	210	23,499
PPG Industries, Inc.	175	22,547
Reliance Steel & Aluminum Co.	232	27,371
RPM International, Inc.	341	25,142

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Scotts Miracle-Gro Co. (The)	215	$21,732
Sealed Air Corp.	445	16,790
Sherwin-Williams Co. (The)	45	26,241
Silgan Holdings, Inc.	661	20,365
Sonoco Products Co.	305	18,462
Southern Copper Corp. (Peru)	555	21,107
Steel Dynamics, Inc.	745	25,129
Valvoline, Inc.	1,048	23,737
Vulcan Materials Co.	150	21,281
W.R. Grace & Co.	264	17,643
		969,873
Real Estate-8.08%
American Campus Communities, Inc.	415	19,937
Apartment Investment & Management Co., Class A	382	20,540
Apple Hospitality REIT, Inc.	1,244	20,227
AvalonBay Communities, Inc.	95	20,369
Boston Properties, Inc.	145	20,088
Brandywine Realty Trust	1,237	19,087
Brixmor Property Group, Inc.	1,095	24,024
Camden Property Trust	185	20,637
CBRE Group, Inc., Class A(b)	407	23,207
CoreSite Realty Corp.	173	19,616
Corporate Office Properties Trust	685	19,988
CubeSmart	568	17,517
Digital Realty Trust, Inc.	169	20,441
Douglas Emmett, Inc.	475	20,933
Duke Realty Corp.	625	21,988
Empire State Realty Trust, Inc., Class A	1,245	17,380
EPR Properties	245	17,375
Equity Commonwealth	588	19,316
Equity Residential	254	21,615
Essex Property Trust, Inc.	67	20,916
Extra Space Storage, Inc.	182	19,301
Federal Realty Investment Trust	150	19,811
Gaming and Leisure Properties, Inc.	490	20,678
Healthcare Trust of America, Inc., Class A	666	20,213
Healthpeak Properties, Inc.	617	21,521
Highwoods Properties, Inc.	438	21,265
Host Hotels & Resorts, Inc.	1,070	18,714
Howard Hughes Corp. (The)(b)	191	21,088
Hudson Pacific Properties, Inc.	575	20,585
Iron Mountain, Inc.	619	19,882
Jones Lang LaSalle, Inc.	153	25,449
Kilroy Realty Corp.	259	21,559
Kimco Realty Corp.	1,064	23,004
Lamar Advertising Co., Class A	245	20,440
Liberty Property Trust	400	24,648
Life Storage, Inc.	202	22,123
Macerich Co. (The)	524	14,111
Medical Properties Trust, Inc.	1,075	22,317
Mid-America Apartment Communities, Inc.	170	23,139
National Retail Properties, Inc.	355	19,788
Omega Healthcare Investors, Inc.	537	22,570
Outfront Media, Inc.	780	19,484
Park Hotels & Resorts, Inc.	710	16,792
Prologis, Inc.	253	23,162
Public Storage	82	17,276
Rayonier, Inc.	671	20,553
Regency Centers Corp.	285	18,536
Retail Properties of America, Class A	1,595	22,697
Service Properties Trust	805	18,748
Simon Property Group, Inc.	123	18,599
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	220	$18,773
Spirit Realty Capital, Inc.	435	22,794
STORE Capital Corp.	557	22,676
Taubman Centers, Inc.	445	14,454
Ventas, Inc.	305	17,785
VICI Properties, Inc.	871	21,540
Vornado Realty Trust	285	18,402
Weingarten Realty Investors	678	21,588
WP Carey, Inc.	231	19,270
		1,200,536
Utilities-4.31%
AES Corp. (The)	1,183	22,371
Alliant Energy Corp.	395	20,935
Ameren Corp.	255	18,954
American Electric Power Co., Inc.	217	19,823
American Water Works Co., Inc.	173	20,938
Aqua America, Inc.	479	21,205
Atmos Energy Corp.	192	20,536
CenterPoint Energy, Inc.	672	16,504
CMS Energy Corp.	345	21,149
Consolidated Edison, Inc.	217	18,855
Dominion Energy, Inc.	252	20,944
DTE Energy Co.	152	18,991
Duke Energy Corp.	225	19,838
Entergy Corp.	195	22,696
Evergy, Inc.	325	20,563
Eversource Energy	255	21,073
Exelon Corp.	393	17,449
FirstEnergy Corp.	454	21,651
Hawaiian Electric Industries, Inc.	454	19,826
IDACORP, Inc.	188	19,749
MDU Resources Group, Inc.	765	22,216
National Fuel Gas Co.	355	15,982
NextEra Energy, Inc.	95	22,213
OGE Energy Corp.	447	18,801
Pinnacle West Capital Corp.	199	17,391
PPL Corp.	625	21,269
Public Service Enterprise Group, Inc.	325	19,276
Sempra Energy	145	21,354
Southern Co. (The)	355	22,006
UGI Corp.	365	15,896
WEC Energy Group, Inc.	235	20,833
Xcel Energy, Inc.	327	20,107
		641,394
Total Common Stocks & Other Equity Interests (Cost $14,198,517)		14,839,129
Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $13,020)	13,020	13,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $14,211,537)		14,852,149

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.22%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	136,120	$136,120
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	46,299	46,318
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $182,438)		182,438
TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $14,393,975)		15,034,587
OTHER ASSETS LESS LIABILITIES-(1.10)%		(164,002)
NET ASSETS-100.00%		$14,870,585
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Ltd.	$19,295	$-	$(4,945)	$3,113	$(869)	$16,594	$352

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.74%
Activision Blizzard, Inc.	8,372	$459,037
Alphabet, Inc., Class C(b)	382	498,495
Altice USA, Inc., Class A(b)	13,596	347,786
AMC Networks, Inc., Class A(b)	7,807	300,023
AT&T, Inc.	36,639	1,369,566
Cable One, Inc.	319	489,665
CBS Corp., Class B	9,014	363,985
CenturyLink, Inc.(c)	103,996	1,506,902
Charter Communications, Inc., Class A(b)	929	436,639
Cinemark Holdings, Inc.	10,150	343,780
Comcast Corp., Class A	8,415	371,522
Discovery, Inc., Class A(b)(c)	14,054	462,939
DISH Network Corp., Class A(b)	11,009	376,177
Electronic Arts, Inc.(b)	4,723	477,070
Facebook, Inc., Class A(b)	2,477	499,462
Fox Corp., Class A	11,693	418,142
GCI Liberty, Inc.(b)	6,146	436,304
IAC/InterActiveCorp.(b)	2,018	449,409
Interpublic Group of Cos., Inc. (The)	18,715	419,216
John Wiley & Sons, Inc., Class A	8,495	401,474
Liberty Broadband Corp., Class C(b)	3,649	436,019
Liberty Media Corp.-Liberty Formula One, Class C(b)	9,289	418,841
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	9,329	452,550
Lions Gate Entertainment Corp., Class A(b)(c)	35,243	329,522
Live Nation Entertainment, Inc.(b)	5,593	390,447
Madison Square Garden Co. (The), Class A(b)	1,494	420,979
Match Group, Inc.(c)	6,106	430,351
Netflix, Inc.(b)	1,367	430,140
New York Times Co. (The), Class A	13,175	424,894
News Corp., Class A	27,397	352,873
Nexstar Media Group, Inc., Class A	3,736	402,405
Omnicom Group, Inc.	4,888	388,498
Roku, Inc.(b)	2,678	429,471
Sinclair Broadcast Group, Inc., Class A	8,925	310,858
Sirius XM Holdings, Inc.(c)	61,249	427,518
Spotify Technology S.A.(b)	3,072	437,914
Sprint Corp.(b)	200,099	1,184,586
Take-Two Interactive Software, Inc.(b)	3,681	446,689
Telephone & Data Systems, Inc.	50,687	1,201,789
T-Mobile US, Inc.(b)	17,359	1,363,549
TripAdvisor, Inc.	9,574	271,902
Twitter, Inc.(b)	10,754	332,406
United States Cellular Corp.(b)	34,679	1,175,965
Verizon Communications, Inc.	22,886	1,378,653
Viacom, Inc., Class B	15,067	362,663
Walt Disney Co. (The)	2,874	435,641
World Wrestling Entertainment, Inc., Class A(c)	5,356	332,179
Zayo Group Holdings, Inc.(b)	41,711	1,428,185
Zillow Group, Inc., Class C(b)(c)	7,897	309,167
Zynga, Inc., Class A(b)	78,955	491,890
		27,626,137
Consumer Discretionary-7.89%
Advance Auto Parts, Inc.	2,547	400,083
Amazon.com, Inc.(b)	228	410,582
Aptiv PLC	4,344	407,815
Aramark	9,162	399,830
AutoNation, Inc.(b)	7,689	392,831
AutoZone, Inc.(b)	355	418,162
Best Buy Co., Inc.	5,820	469,325
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.(b)	195	$371,286
BorgWarner, Inc.	10,066	423,275
Bright Horizons Family Solutions, Inc.(b)	2,573	387,288
Brunswick Corp.	7,339	431,313
Burlington Stores, Inc.(b)	2,006	451,350
Caesars Entertainment Corp.(b)	33,314	434,415
Capri Holdings Ltd.(b)	12,269	455,671
CarMax, Inc.(b)	4,570	444,478
Carnival Corp.	7,960	358,837
Carter’s, Inc.	4,078	421,298
Carvana Co.(b)	4,917	468,688
Chipotle Mexican Grill, Inc.(b)	499	406,146
Choice Hotels International, Inc.	4,239	412,243
Columbia Sportswear Co.	3,908	361,490
D.R. Horton, Inc.	7,937	439,313
Darden Restaurants, Inc.	3,134	371,191
Dicks Sporting Goods, Inc.	10,233	468,774
Dollar General Corp.	2,525	397,334
Dollar Tree, Inc.(b)	3,531	322,945
Domino’s Pizza, Inc.	1,599	470,586
Dunkin’ Brands Group, Inc.	4,919	376,549
eBay, Inc.	9,809	348,416
Etsy, Inc.(b)	7,196	312,234
Expedia Group, Inc.	2,999	304,878
Extended Stay America, Inc.	26,639	393,192
Five Below, Inc.(b)	2,928	362,223
Floor & Decor Holdings, Inc., Class A(b)	7,978	383,024
Foot Locker, Inc.	9,749	390,447
Ford Motor Co.	41,980	380,339
frontdoor, Inc.(b)	7,710	348,955
Gap, Inc. (The)	20,596	342,100
Garmin Ltd.	4,620	451,328
General Motors Co.	10,111	363,996
Gentex Corp.	14,090	400,156
Genuine Parts Co.	4,049	422,594
Goodyear Tire & Rubber Co. (The)	28,118	449,607
Graham Holdings Co., Class B	565	356,860
Grand Canyon Education, Inc.(b)	3,590	305,832
GrubHub, Inc.(b)	6,918	298,304
H&R Block, Inc.	16,398	399,783
Hanesbrands, Inc.	24,830	374,188
Harley-Davidson, Inc.	10,959	398,688
Hasbro, Inc.	3,308	336,424
Hilton Grand Vacations, Inc.(b)	11,647	403,336
Hilton Worldwide Holdings, Inc.	4,168	437,640
Home Depot, Inc. (The)	1,689	372,441
Hyatt Hotels Corp., Class A	5,209	420,887
International Game Technology PLC(c)	28,606	424,799
Kohl’s Corp.	7,547	354,784
L Brands, Inc.	20,782	397,767
Las Vegas Sands Corp.	6,567	412,079
Lear Corp.	3,134	377,051
Leggett & Platt, Inc.	9,365	489,977
Lennar Corp., Class A	7,246	432,224
LKQ Corp.(b)	12,134	428,087
Lowe’s Cos., Inc.	3,470	407,066
Lululemon Athletica, Inc.(b)	1,995	450,252
Macy’s, Inc.(c)	23,239	356,021
Marriott International, Inc., Class A	2,983	418,694
Mattel, Inc.(b)(c)	34,116	399,157
McDonald’s Corp.	1,873	364,261
MGM Resorts International	13,541	432,635

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	3,150	$439,015
Newell Brands, Inc.	21,377	410,866
NIKE, Inc., Class B	4,514	422,014
Nordstrom, Inc.(c)	11,408	435,443
Norwegian Cruise Line Holdings Ltd.(b)	7,258	389,319
NVR, Inc.(b)	113	428,484
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,256	409,142
O’Reilly Automotive, Inc.(b)	1,002	443,165
Penske Automotive Group, Inc.	8,282	418,158
Planet Fitness, Inc., Class A(b)	6,148	454,460
Polaris, Inc.	4,387	428,610
Pool Corp.	2,077	428,797
PulteGroup, Inc.	11,272	446,935
PVH Corp.	4,372	423,909
Qurate Retail, Inc., Class A(b)	34,086	322,454
Ralph Lauren Corp.	3,929	421,739
Ross Stores, Inc.	3,625	421,044
Royal Caribbean Cruises Ltd.	3,487	418,510
Service Corp. International	8,335	366,907
ServiceMaster Global Holdings, Inc.(b)	7,062	276,760
Six Flags Entertainment Corp.	6,893	299,708
Skechers U.S.A., Inc., Class A(b)	10,780	433,572
Starbucks Corp.	4,300	367,349
Tapestry, Inc.	15,444	415,289
Target Corp.	3,630	453,786
Tempur Sealy International, Inc.(b)	5,060	429,493
Tesla, Inc.(b)	1,605	529,554
Thor Industries, Inc.	7,546	481,208
Tiffany & Co.	4,088	546,974
TJX Cos., Inc. (The)	6,971	426,137
Toll Brothers, Inc.	10,273	412,666
Tractor Supply Co.	3,978	375,682
Ulta Beauty, Inc.(b)	1,747	408,553
Under Armour, Inc., Class A(b)(c)	18,273	345,177
Urban Outfitters, Inc.(b)	14,997	384,823
Vail Resorts, Inc.	1,649	400,163
VF Corp.	4,374	387,274
Wayfair, Inc., Class A(b)(c)	2,954	250,854
Wendy’s Co. (The)	20,107	431,094
Whirlpool Corp.	2,621	375,065
Williams-Sonoma, Inc.	5,872	407,517
Wyndham Destinations, Inc.	5,292	256,662
Wyndham Hotels & Resorts, Inc.	7,369	426,886
Wynn Resorts, Ltd.	3,373	407,627
Yum China Holdings, Inc. (China)	8,248	367,201
Yum! Brands, Inc.	3,494	351,741
		46,053,610
Consumer Staples-10.84%
Altria Group, Inc.	29,828	1,482,452
Archer-Daniels-Midland Co.	32,019	1,374,576
Beyond Meat, Inc.(b)(c)	8,487	704,082
Brown-Forman Corp., Class B	19,912	1,350,432
Bunge Ltd.	22,576	1,205,107
Campbell Soup Co.	28,154	1,311,132
Casey’s General Stores, Inc.	7,650	1,329,341
Church & Dwight Co., Inc.	17,867	1,254,978
Clorox Co. (The)	8,103	1,201,108
Coca-Cola Co. (The)	23,561	1,258,157
Colgate-Palmolive Co.	17,957	1,217,844
Conagra Brands, Inc.	43,618	1,259,252
Constellation Brands, Inc., Class A	6,364	1,184,086
Costco Wholesale Corp.	1,367	409,840
	Shares	Value
Consumer Staples-(continued)
Coty, Inc., Class A	37,341	$430,915
Energizer Holdings, Inc.	29,483	1,470,907
Estee Lauder Cos., Inc. (The), Class A	2,013	393,481
Flowers Foods, Inc.	57,869	1,245,920
General Mills, Inc.	23,999	1,279,627
Grocery Outlet Holding Corp.(b)	35,226	1,167,037
Hain Celestial Group, Inc. (The)(b)	60,979	1,507,401
Herbalife Nutrition Ltd.(b)	31,950	1,457,239
Hershey Co. (The)	8,583	1,271,657
Hormel Foods Corp.	29,501	1,313,680
Ingredion, Inc.	16,044	1,334,379
JM Smucker Co. (The)	12,548	1,318,669
Kellogg Co.	20,838	1,356,971
Keurig Dr Pepper, Inc.	47,912	1,482,397
Kimberly-Clark Corp.	9,903	1,350,175
Kraft Heinz Co. (The)	45,677	1,393,148
Kroger Co. (The)	51,846	1,417,470
Lamb Weston Holdings, Inc.	18,409	1,545,988
McCormick & Co., Inc.	8,406	1,422,715
Molson Coors Brewing Co., Class B	23,075	1,164,826
Mondelez International, Inc., Class A	23,684	1,244,357
Monster Beverage Corp.(b)	23,106	1,382,201
Nu Skin Enterprises, Inc., Class A	29,834	1,140,852
PepsiCo., Inc.	9,459	1,284,816
Philip Morris International, Inc.	17,690	1,467,032
Pilgrim’s Pride Corp.(b)	43,693	1,376,330
Post Holdings, Inc.(b)	12,533	1,323,485
Procter & Gamble Co. (The)	10,575	1,290,785
Seaboard Corp.	304	1,249,917
Spectrum Brands Holdings, Inc.	22,224	1,389,444
Sprouts Farmers Market, Inc.(b)	67,273	1,332,005
Sysco Corp.	16,708	1,345,829
TreeHouse Foods, Inc.(b)	22,312	1,090,834
Tyson Foods, Inc., Class A	15,561	1,398,778
US Foods Holding Corp.(b)	30,621	1,217,797
Walgreens Boots Alliance, Inc.	23,850	1,421,460
Walmart, Inc.	3,383	402,881
		63,225,792
Energy-9.69%
Antero Midstream Corp.(c)	194,022	888,621
Antero Resources Corp.(b)	382,278	760,733
Apache Corp.	58,085	1,294,134
Apergy Corp.(b)	46,971	1,199,639
Baker Hughes Co.	61,116	1,370,221
Cabot Oil & Gas Corp.	73,827	1,176,802
Centennial Resource Development, Inc., Class A(b)	299,395	925,131
Cheniere Energy, Inc.(b)	21,113	1,278,181
Chesapeake Energy Corp.(b)	756,013	450,055
Chevron Corp.	11,344	1,328,723
Cimarex Energy Co.	31,078	1,428,656
Concho Resources, Inc.	19,115	1,386,984
ConocoPhillips	24,537	1,470,748
Continental Resources, Inc.	42,354	1,307,892
Devon Energy Corp.	55,101	1,206,161
Diamondback Energy, Inc.	14,072	1,088,328
EOG Resources, Inc.	16,985	1,204,237
EQT Corp.	110,110	961,260
Equitrans Midstream Corp.	103,555	1,032,443
Exxon Mobil Corp.	19,198	1,307,960
Halliburton Co.	69,738	1,463,801
Helmerich & Payne, Inc.	33,798	1,336,035

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Energy-(continued)
Hess Corp.	21,678	$1,345,987
HollyFrontier Corp.	27,093	1,396,644
Kinder Morgan, Inc.	67,768	1,328,930
Kosmos Energy Ltd. (Ghana)	225,352	1,345,351
Marathon Oil Corp.	107,575	1,253,249
Marathon Petroleum Corp.	25,794	1,564,148
Murphy Oil Corp.	66,785	1,536,723
National Oilwell Varco, Inc.	58,582	1,321,024
Noble Energy, Inc.	54,924	1,140,222
Occidental Petroleum Corp.	29,808	1,149,695
ONEOK, Inc.	18,306	1,300,641
Parsley Energy, Inc., Class A	73,906	1,107,112
Patterson-UTI Energy, Inc.	153,425	1,371,619
PBF Energy, Inc., Class A	53,881	1,686,475
Phillips 66	13,438	1,541,607
Pioneer Natural Resources Co.	10,555	1,349,351
Range Resources Corp.(c)	308,966	1,078,291
Schlumberger Ltd.	36,676	1,327,671
Targa Resources Corp.	35,013	1,279,025
Transocean Ltd.(b)	239,517	1,192,795
Valero Energy Corp.	16,416	1,567,564
Williams Cos., Inc. (The)	55,711	1,265,754
WPX Energy, Inc.(b)	124,955	1,229,557
		56,546,180
Financials-6.68%
Affiliated Managers Group, Inc.	2,862	244,329
Aflac, Inc.	4,904	268,935
AGNC Investment Corp.	16,138	279,510
Alleghany Corp.(b)	337	262,873
Allstate Corp. (The)	2,372	264,122
Ally Financial, Inc.	7,206	229,439
American Express Co.	2,121	254,775
American Financial Group, Inc.	2,373	260,342
American International Group, Inc.	4,445	234,074
American National Insurance Co.	2,059	242,962
Ameriprise Financial, Inc.	1,724	282,512
Annaly Capital Management, Inc.	29,346	273,798
Aon PLC	1,329	270,598
Arch Capital Group Ltd.(b)	6,250	262,312
Arthur J. Gallagher & Co.	2,877	268,338
Associated Banc-Corp.	12,429	266,478
Assurant, Inc.	2,014	267,600
Assured Guaranty Ltd.	5,574	276,749
Athene Holding Ltd., Class A(b)	5,968	268,679
AXA Equitable Holdings, Inc.	11,727	290,126
Axis Capital Holdings Ltd.	3,961	234,412
Bank of America Corp.	8,508	283,487
Bank of Hawaii Corp.	2,918	262,941
Bank of New York Mellon Corp. (The)	5,447	266,740
Bank OZK	8,841	262,401
BankUnited, Inc.	7,599	266,421
BB&T Corp.	4,780	261,562
Berkshire Hathaway, Inc., Class B(b)	1,196	263,479
BGC Partners, Inc., Class A	44,433	257,711
BlackRock, Inc.	579	286,553
BOK Financial Corp.	3,140	261,688
Brighthouse Financial, Inc.(b)	6,392	263,095
Brown & Brown, Inc.	7,029	265,274
Capital One Financial Corp.	2,716	271,627
Cboe Global Markets, Inc.	2,203	261,937
Charles Schwab Corp. (The)	5,859	290,020
Chimera Investment Corp.	12,897	262,712
	Shares	Value
Financials-(continued)
Chubb Ltd.	1,580	$239,338
Cincinnati Financial Corp.	2,230	238,721
CIT Group, Inc.	5,397	245,671
Citigroup, Inc.	3,644	273,737
Citizens Financial Group, Inc.	6,939	266,874
CME Group, Inc., Class A	1,229	249,155
CNA Financial Corp.	5,163	230,889
Comerica, Inc.	3,898	274,458
Commerce Bancshares, Inc.(c)	4,152	278,309
Credit Acceptance Corp.(b)	536	230,727
Cullen/Frost Bankers, Inc.	2,803	262,249
Discover Financial Services	2,996	254,271
E*TRADE Financial Corp.	5,630	249,409
East West Bancorp, Inc.	5,511	252,514
Eaton Vance Corp.	5,417	255,520
Erie Indemnity Co., Class A	1,226	207,562
Evercore, Inc., Class A	3,109	240,574
Everest Re Group, Ltd.	1,008	273,430
F.N.B. Corp.	22,004	273,290
FactSet Research Systems, Inc.	911	236,541
Fidelity National Financial, Inc.	5,732	273,015
Fifth Third Bancorp	9,003	271,801
First American Financial Corp.	4,312	274,329
First Citizens BancShares, Inc., Class A	528	274,454
First Hawaiian, Inc.	9,264	264,395
First Horizon National Corp.	15,333	246,555
First Republic Bank	2,692	295,851
Franklin Resources, Inc.	8,473	232,923
Globe Life, Inc.	2,667	274,061
Goldman Sachs Group, Inc. (The)	1,155	255,659
Hanover Insurance Group, Inc. (The)	1,929	262,209
Hartford Financial Services Group, Inc. (The)	4,215	260,740
Huntington Bancshares, Inc.	17,229	256,540
Interactive Brokers Group, Inc., Class A	4,915	237,984
Intercontinental Exchange, Inc.	2,803	263,959
Invesco Ltd.(d)	14,622	256,762
Janus Henderson Group PLC (United Kingdom)	11,637	295,580
Jefferies Financial Group, Inc.	12,392	258,993
JPMorgan Chase & Co.	2,148	283,020
Kemper Corp.	3,358	248,223
KeyCorp	13,998	271,421
Lazard Ltd., Class A	6,497	251,044
Legg Mason, Inc.	6,351	248,197
LendingTree, Inc.(b)(c)	784	282,656
Lincoln National Corp.	4,184	247,065
Loews Corp.	5,010	255,009
LPL Financial Holdings, Inc.	3,084	284,807
M&T Bank Corp.	1,608	264,902
Markel Corp.(b)	221	250,957
MarketAxess Holdings, Inc.	736	297,212
Marsh & McLennan Cos., Inc.	2,533	273,741
Mercury General Corp.	4,628	226,679
MetLife, Inc.	5,273	263,175
MFA Financial, Inc.	34,155	261,627
MGIC Investment Corp.	19,487	280,808
Moody’s Corp.	1,191	269,964
Morgan Stanley	5,696	281,838
Morningstar, Inc.	1,617	254,031
MSCI, Inc.	1,087	281,740
Nasdaq, Inc.	2,551	267,345
Navient Corp.	19,021	272,951

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
New Residential Investment Corp.	16,849	$261,159
New York Community Bancorp, Inc.	19,207	228,947
Northern Trust Corp.	2,589	277,644
Old Republic International Corp.	11,067	249,672
OneMain Holdings, Inc.	6,578	283,446
PacWest Bancorp	6,594	245,561
People’s United Financial, Inc.	15,715	259,297
Pinnacle Financial Partners, Inc.	4,426	271,845
PNC Financial Services Group, Inc. (The)	1,841	282,060
Popular, Inc.	4,662	257,855
Primerica, Inc.	2,060	275,710
Principal Financial Group, Inc.	4,397	242,275
Progressive Corp. (The)	3,280	239,604
Prosperity Bancshares, Inc.	3,586	251,916
Prudential Financial, Inc.	2,862	267,940
Raymond James Financial, Inc.	2,922	262,454
Regions Financial Corp.	15,533	258,469
Reinsurance Group of America, Inc.	1,586	262,420
RenaissanceRe Holdings Ltd. (Bermuda)	1,357	255,564
S&P Global, Inc.	1,010	267,296
Santander Consumer USA Holdings, Inc.	9,666	227,634
SEI Investments Co.	4,155	268,122
Signature Bank	2,083	256,959
SLM Corp.	27,254	232,477
Starwood Property Trust, Inc.	10,354	253,673
State Street Corp.	4,187	314,444
Sterling Bancorp	12,162	248,348
SunTrust Banks, Inc.	3,701	262,179
SVB Financial Group(b)	1,160	268,807
Synchrony Financial	7,457	278,966
Synovus Financial Corp.	6,720	255,965
T. Rowe Price Group, Inc.	2,137	264,048
TCF Financial Corp.	6,191	263,056
TD Ameritrade Holding Corp.	5,110	264,851
Texas Capital Bancshares, Inc.(b)	4,474	258,597
TFS Financial Corp.	13,912	282,274
Travelers Cos., Inc. (The)	1,701	232,561
Two Harbors Investment Corp.	19,006	276,347
U.S. Bancorp	4,532	272,056
Umpqua Holdings Corp.	15,014	245,779
Unum Group	8,605	264,518
Virtu Financial, Inc., Class A(c)	12,355	205,093
Voya Financial, Inc.	4,688	273,217
W.R. Berkley Corp.	3,550	241,400
Webster Financial Corp.	5,246	255,428
Wells Fargo & Co.	5,187	282,484
Western Alliance Bancorp	5,381	280,673
White Mountains Insurance Group Ltd.	240	265,661
Willis Towers Watson PLC	1,306	256,551
Wintrust Financial Corp.	3,853	261,657
Zions Bancorp. N.A.	5,658	281,655
		38,994,686
Health Care-12.30%
Abbott Laboratories	7,179	613,446
AbbVie, Inc.	8,633	757,373
ABIOMED, Inc.(b)	3,254	638,370
Acadia Healthcare Co., Inc.(b)	19,367	622,843
Adaptive Biotechnologies Corp.(b)(c)	15,381	418,209
Agilent Technologies, Inc.	7,886	636,952
Agios Pharmaceuticals, Inc.(b)	16,030	623,567
Alexion Pharmaceuticals, Inc.(b)	5,650	643,761
Align Technology, Inc.(b)	3,502	971,245
	Shares	Value
Health Care-(continued)
Alkermes PLC(b)	27,037	$568,318
Allergan PLC	3,678	680,209
Alnylam Pharmaceuticals, Inc.(b)	7,353	861,330
AmerisourceBergen Corp.	7,224	635,062
Amgen, Inc.	3,159	741,480
Anthem, Inc.	2,465	711,547
Avantor, Inc.(b)	40,184	688,352
Baxter International, Inc.	6,964	570,839
Becton, Dickinson and Co.	2,342	605,407
Biogen, Inc.(b)	2,633	789,400
BioMarin Pharmaceutical, Inc.(b)	8,400	677,964
Bio-Rad Laboratories, Inc., Class A(b)	1,829	675,596
Bio-Techne Corp.	3,058	667,409
Bluebird Bio, Inc.(b)	5,931	480,055
Boston Scientific Corp.(b)	14,488	626,606
Bristol-Myers Squibb Co.	18,640	1,061,362
Bruker Corp.	14,105	722,035
Cantel Medical Corp.	7,258	558,140
Cardinal Health, Inc.	12,615	694,203
Catalent, Inc.(b)	11,770	611,922
Centene Corp.(b)	13,623	823,783
Cerner Corp.	8,991	643,666
Change Healthcare, Inc.(b)	45,912	614,303
Charles River Laboratories International, Inc.(b)	4,641	674,105
Chemed Corp.	1,451	623,959
Cigna Corp.	3,847	769,092
Cooper Cos., Inc. (The)	2,004	627,432
Covetrus, Inc.(b)	32,149	460,052
CVS Health Corp.	20,675	1,556,207
Danaher Corp.	4,326	631,509
DaVita, Inc.(b)	10,142	727,891
DENTSPLY SIRONA, Inc.	11,821	668,359
DexCom, Inc.(b)	4,155	944,473
Edwards Lifesciences Corp.(b)	2,778	680,443
Elanco Animal Health, Inc.(b)	21,551	597,178
Eli Lilly and Co.	5,485	643,665
Encompass Health Corp.	9,485	670,684
Exact Sciences Corp.(b)	5,627	455,843
Exelixis, Inc.(b)	31,756	528,102
Gilead Sciences, Inc.	9,217	619,751
Guardant Health, Inc.(b)	7,936	616,389
HCA Healthcare, Inc.	4,751	658,774
Henry Schein, Inc.(b)	6,076	418,636
Hill-Rom Holdings, Inc.	5,784	620,103
Hologic, Inc.(b)	12,281	630,261
Horizon Therapeutics Plc(b)	23,149	758,824
Humana, Inc.	2,281	778,346
ICU Medical, Inc.(b)	3,823	716,736
IDEXX Laboratories, Inc.(b)	2,269	570,835
Illumina, Inc.(b)	2,055	659,162
Incyte Corp.(b)	8,039	756,952
Insulet Corp.(b)	4,242	787,739
Integra LifeSciences Holdings Corp.(b)	9,885	602,886
Intuitive Surgical, Inc.(b)	1,170	693,693
Ionis Pharmaceuticals, Inc.(b)	9,145	584,914
IQVIA Holdings, Inc.(b)	4,056	592,095
Jazz Pharmaceuticals PLC(b)	4,654	703,312
Johnson & Johnson	4,690	644,828
Laboratory Corp. of America Holdings(b)	3,540	609,907
Masimo Corp.(b)	4,073	631,600
McKesson Corp.	4,186	605,463

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
MEDNAX, Inc.(b)	26,014	$679,486
Medtronic PLC	5,541	617,212
Merck & Co., Inc.	7,351	640,860
Mettler-Toledo International, Inc.(b)	709	510,062
Moderna, Inc.(b)(c)	37,292	759,265
Molina Healthcare, Inc.(b)	5,369	727,500
Mylan N.V.(b)	27,500	516,450
Nektar Therapeutics(b)(c)	30,585	620,570
Neurocrine Biosciences, Inc.(b)	6,495	757,382
Penumbra, Inc.(b)	4,099	725,195
PerkinElmer, Inc.	7,102	659,776
Perrigo Co. PLC	10,929	559,893
Pfizer, Inc.	16,404	631,882
PRA Health Sciences, Inc.(b)	6,005	653,404
Premier, Inc., Class A(b)	17,488	621,524
QIAGEN N.V.(b)	17,946	768,089
Quest Diagnostics, Inc.	5,825	620,654
Regeneron Pharmaceuticals, Inc.(b)	2,153	794,457
ResMed, Inc.	4,568	683,373
Sage Therapeutics, Inc.(b)	3,800	588,126
Sarepta Therapeutics, Inc.(b)	6,951	781,918
Seattle Genetics, Inc.(b)	8,627	1,038,259
STERIS PLC	4,133	624,662
Stryker Corp.	2,786	570,740
Teleflex, Inc.	1,821	643,432
Thermo Fisher Scientific, Inc.	2,081	653,330
United Therapeutics Corp.(b)	7,661	706,804
UnitedHealth Group, Inc.	2,656	743,335
Universal Health Services, Inc., Class B	4,008	559,076
Varian Medical Systems, Inc.(b)	5,114	683,895
Veeva Systems, Inc., Class A(b)	4,281	638,640
Vertex Pharmaceuticals, Inc.(b)	3,547	786,547
Waters Corp.(b)	2,169	481,670
WellCare Health Plans, Inc.(b)	2,301	741,083
West Pharmaceutical Services, Inc.	4,186	615,468
Zimmer Biomet Holdings, Inc.	4,290	623,251
Zoetis, Inc.	5,028	605,975
		71,788,199
Industrials-13.02%
3M Co.	2,961	502,689
A.O. Smith Corp.	9,761	472,432
Acuity Brands, Inc.	6,941	907,744
ADT, Inc.(c)	84,554	781,279
AECOM(b)	13,273	575,119
AGCO Corp.	6,667	520,893
Air Lease Corp.	11,258	522,709
Alaska Air Group, Inc.	7,685	530,342
Allegion PLC	5,033	604,111
Allison Transmission Holdings, Inc.	10,822	523,785
AMERCO	1,049	379,969
American Airlines Group, Inc.	16,860	484,556
AMETEK, Inc.	5,620	556,436
Arconic, Inc.	18,690	578,642
Armstrong World Industries, Inc.	10,006	960,776
Boeing Co. (The)	1,343	491,780
BWX Technologies, Inc.	8,427	506,716
C.H. Robinson Worldwide, Inc.	5,838	448,650
Carlisle Cos., Inc.	3,431	535,167
Caterpillar, Inc.	3,831	554,461
Cintas Corp.	2,057	528,772
Clean Harbors, Inc.(b)	6,497	536,977
Colfax Corp.(b)(c)	16,551	557,769
	Shares	Value
Industrials-(continued)
Copa Holdings S.A., Class A (Panama)	4,971	$518,276
Copart, Inc.(b)	6,241	555,449
CoStar Group, Inc.(b)	867	531,350
Crane Co.	6,166	512,210
CSX Corp.	7,056	504,786
Cummins, Inc.	3,057	559,003
Curtiss-Wright Corp.	3,830	525,897
Deere & Co.	3,091	519,443
Delta Air Lines, Inc.	8,494	486,791
Donaldson Co., Inc.	9,669	542,238
Dover Corp.	5,074	565,650
Eaton Corp. PLC	5,784	535,020
Emerson Electric Co.	7,802	576,256
Equifax, Inc.	1,783	248,978
Expeditors International of Washington, Inc.	6,712	501,789
Fastenal Co.	28,230	1,002,730
FedEx Corp.	2,910	465,746
Flowserve Corp.	10,622	517,291
Fluor Corp.	23,123	403,265
Fortive Corp.	7,211	520,418
Fortune Brands Home & Security, Inc.	7,281	460,596
Gardner Denver Holdings, Inc.(b)	16,420	556,145
Gates Industrial Corp. PLC(b)	48,772	579,899
General Dynamics Corp.	2,663	483,974
General Electric Co.	54,514	614,373
Genesee & Wyoming, Inc., Class A(b)	4,574	509,772
Graco, Inc.	10,762	519,912
GrafTech International Ltd.(c)	70,421	992,232
HD Supply Holdings, Inc.(b)	12,893	513,399
HEICO Corp.(c)	4,018	521,898
Hexcel Corp.	11,683	930,317
Honeywell International, Inc.	2,992	534,222
Hubbell, Inc.	3,716	546,326
Huntington Ingalls Industries, Inc.	2,327	585,636
IAA, Inc.(b)	8,628	391,107
IDEX Corp.	2,980	484,965
IHS Markit Ltd.(b)	6,870	499,106
Illinois Tool Works, Inc.	3,159	550,708
Ingersoll-Rand PLC	7,686	1,007,711
ITT, Inc.	8,267	576,871
J.B. Hunt Transport Services, Inc.	4,407	509,537
Jacobs Engineering Group, Inc.	5,590	514,783
JetBlue Airways Corp.(b)	29,416	566,846
Johnson Controls International PLC	11,406	488,519
Kansas City Southern	3,819	582,092
KAR Auction Services, Inc.	14,569	307,697
Kirby Corp.(b)	6,143	518,285
Knight-Swift Transportation Holdings, Inc.	13,789	510,055
L3Harris Technologies, Inc.	2,218	446,018
Landstar System, Inc.	4,461	497,000
Lennox International, Inc.	4,072	1,041,821
Lincoln Electric Holdings, Inc.	5,705	526,343
Lockheed Martin Corp.	1,306	510,685
Lyft, Inc., Class A(b)	8,407	411,775
Macquarie Infrastructure Corp.	12,739	534,401
ManpowerGroup, Inc.	5,917	548,151
Masco Corp.	21,978	1,023,076
Middleby Corp. (The)(b)	4,193	485,382
MSC Industrial Direct Co., Inc., Class A	7,012	514,751
Nielsen Holdings PLC	17,550	343,103
Nordson Corp.	3,441	570,621
Norfolk Southern Corp.	2,827	547,024

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	1,386	$487,553
nVent Electric PLC	22,587	558,125
Old Dominion Freight Line, Inc.	2,916	558,676
Oshkosh Corp.	6,656	602,102
Owens Corning	15,881	1,064,980
PACCAR, Inc.	7,092	577,076
Parker-Hannifin Corp.	2,779	552,437
Pentair PLC	13,372	593,048
Quanta Services, Inc.	13,273	552,688
Raytheon Co.	2,558	556,160
Regal Beloit Corp.	6,524	533,207
Republic Services, Inc.	5,874	520,730
Resideo Technologies, Inc.(b)	32,129	314,222
Robert Half International, Inc.	9,074	528,107
Rockwell Automation, Inc.	3,037	594,766
Rollins, Inc.	14,541	521,295
Roper Technologies, Inc.	1,408	507,401
Ryder System, Inc.	9,480	497,605
Schneider National, Inc., Class B	22,190	504,823
Sensata Technologies Holding PLC(b)	9,916	510,575
Snap-on, Inc.	3,099	497,266
Southwest Airlines Co.	9,182	529,250
Spirit AeroSystems Holdings, Inc., Class A	5,981	520,287
Stanley Black & Decker, Inc.	3,435	541,837
Stericycle, Inc.(b)(c)	9,615	604,014
Teledyne Technologies, Inc.(b)	1,622	554,708
Textron, Inc.	9,920	458,701
Timken Co. (The)	21,366	1,123,638
Toro Co. (The)	6,866	536,784
TransDigm Group, Inc.	989	560,862
TransUnion	3,146	271,531
Trinity Industries, Inc.	25,265	531,576
Uber Technologies, Inc.(b)	11,595	343,212
Union Pacific Corp.	3,008	529,378
United Airlines Holdings, Inc.(b)	5,648	524,134
United Parcel Service, Inc., Class B	4,126	494,006
United Rentals, Inc.(b)	3,945	603,782
United Technologies Corp.	3,683	546,336
Univar Solutions, Inc.(b)	41,984	983,265
Valmont Industries, Inc.	6,608	945,869
Verisk Analytics, Inc.	3,217	474,443
W.W. Grainger, Inc.	1,719	544,837
WABCO Holdings, Inc.(b)	2,950	397,513
Waste Management, Inc.	4,463	503,917
Watsco, Inc.	5,611	998,590
WESCO International, Inc.(b)	10,335	543,828
Westinghouse Air Brake Technologies Corp.	6,749	530,269
Woodward, Inc.	4,684	547,044
XPO Logistics, Inc.(b)	6,743	557,579
Xylem, Inc.	6,468	501,335
		75,946,861
Information Technology-12.86%
2U, Inc.(b)(c)	19,347	482,514
Accenture PLC, Class A	2,591	521,206
Adobe, Inc.(b)	1,669	516,606
Advanced Micro Devices, Inc.(b)	15,367	601,618
Akamai Technologies, Inc.(b)	5,101	444,399
Alliance Data Systems Corp.	1,875	200,456
Alteryx, Inc., Class A(b)	4,073	462,408
Amdocs Ltd.	7,017	486,278
Amphenol Corp., Class A	4,942	513,968
Analog Devices, Inc.	4,005	452,365
	Shares	Value
Information Technology-(continued)
Anaplan, Inc.(b)	9,689	$522,431
ANSYS, Inc.(b)	2,203	561,082
Apple, Inc.	2,087	557,751
Applied Materials, Inc.	9,059	524,516
Arista Networks, Inc.(b)	1,859	362,747
Arrow Electronics, Inc.(b)	6,002	477,999
Aspen Technology, Inc.(b)	3,717	466,112
Atlassian Corp. PLC, Class A(b)	3,697	469,926
Autodesk, Inc.(b)	2,984	539,806
Automatic Data Processing, Inc.	3,147	537,445
Avalara, Inc.(b)	6,150	479,885
Avnet, Inc.	10,365	421,337
Black Knight, Inc.(b)	7,476	471,063
Booz Allen Hamilton Holding Corp.	7,161	521,034
Broadcom, Inc.	1,547	489,177
Broadridge Financial Solutions, Inc.	2,030	251,131
CACI International, Inc., Class A(b)	2,160	516,931
Cadence Design Systems, Inc.(b)	7,018	493,014
CDK Global, Inc.	9,851	527,521
CDW Corp.	4,059	548,168
Cerence, Inc.(b)	3,322	51,690
Ceridian HCM Holding, Inc.(b)	8,866	535,152
Ciena Corp.(b)	11,743	445,764
Cisco Systems, Inc.	9,300	421,383
Citrix Systems, Inc.	4,808	542,390
Cognex Corp.	9,278	465,570
Cognizant Technology Solutions Corp., Class A	7,162	459,156
Coherent, Inc.(b)	2,799	422,257
CommScope Holding Co., Inc.(b)	36,817	500,711
CoreLogic, Inc.(b)	5,333	220,946
Corning, Inc.	15,346	445,648
Coupa Software, Inc.(b)	3,419	524,782
Cree, Inc.(b)	9,145	404,300
Cypress Semiconductor Corp.	19,907	466,819
Dell Technologies, Inc., Class C(b)	8,575	415,802
DocuSign, Inc.(b)	7,385	525,886
Dolby Laboratories, Inc., Class A	7,157	492,974
Dropbox, Inc., Class A(b)	23,190	428,783
DXC Technology Co.	14,293	533,558
Dynatrace, Inc.(b)	21,849	580,528
EchoStar Corp., Class A(b)	11,645	489,905
Elastic N.V.(b)	4,939	392,206
Entegris, Inc.	9,994	472,916
EPAM Systems, Inc.(b)	2,524	534,709
Euronet Worldwide, Inc.(b)	1,745	274,297
F5 Networks, Inc.(b)	3,287	478,949
Fair Isaac Corp.(b)	807	296,774
Fidelity National Information Services, Inc.	1,898	262,209
FireEye, Inc.(b)	33,140	555,426
First Solar, Inc.(b)	21,746	1,201,249
Fiserv, Inc.(b)	2,432	282,696
FleetCor Technologies, Inc.(b)	875	268,555
FLIR Systems, Inc.	9,626	515,569
Fortinet, Inc.(b)	5,924	622,672
Gartner, Inc.(b)	3,379	542,194
Genpact Ltd.	12,729	518,070
Global Payments, Inc.	3,006	544,387
GoDaddy, Inc., Class A(b)	7,067	469,107
Guidewire Software, Inc.(b)	4,327	527,158
Hewlett Packard Enterprise Co.	30,226	478,478
HP, Inc.	24,758	497,141

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
HubSpot, Inc.(b)	2,724	$411,324
Intel Corp.	8,758	508,402
International Business Machines Corp.	3,233	434,677
Intuit, Inc.	1,730	447,880
IPG Photonics Corp.(b)	3,162	449,289
Jabil, Inc.	14,590	566,676
Jack Henry & Associates, Inc.	1,730	262,856
Juniper Networks, Inc.	18,997	476,065
Keysight Technologies, Inc.(b)	5,106	546,495
KLA Corp.	3,111	509,768
Lam Research Corp.	1,977	527,523
Leidos Holdings, Inc.	5,388	489,446
Littelfuse, Inc.	2,791	506,315
LogMeIn, Inc.	6,680	520,906
Manhattan Associates, Inc.(b)	5,597	467,405
Marvell Technology Group Ltd.	17,883	471,575
Mastercard, Inc., Class A	920	268,852
Maxim Integrated Products, Inc.	7,767	440,156
Medallia, Inc.(b)(c)	17,681	536,795
Microchip Technology, Inc.	4,873	460,693
Micron Technology, Inc.(b)	9,209	437,520
Microsoft Corp.	3,376	511,059
MKS Instruments, Inc.	4,911	521,941
MongoDB, Inc.(b)	3,613	537,253
Monolithic Power Systems, Inc.	2,884	463,401
Motorola Solutions, Inc.	2,802	468,775
National Instruments Corp.	11,319	476,756
NCR Corp.(b)	13,889	455,976
NetApp, Inc.	8,239	499,201
New Relic, Inc.(b)	7,820	531,916
NortonLifeLock, Inc.	18,918	471,058
Nuance Communications, Inc.(b)	26,635	477,566
Nutanix, Inc., Class A(b)	17,364	648,545
NVIDIA Corp.	2,520	546,185
Okta, Inc.(b)	4,366	566,619
ON Semiconductor Corp.(b)	23,178	497,632
Oracle Corp.	8,612	483,478
PagerDuty, Inc.(b)(c)	14,810	385,801
Palo Alto Networks, Inc.(b)	2,220	504,428
Paychex, Inc.	6,178	532,049
Paycom Software, Inc.(b)	2,186	605,107
Paylocity Holding Corp.(b)	5,127	627,135
PayPal Holdings, Inc.(b)	2,355	254,364
Pegasystems, Inc.	6,436	499,562
Pluralsight, Inc., Class A(b)	26,896	456,963
Proofpoint, Inc.(b)	3,744	444,375
PTC, Inc.(b)	6,992	535,587
Pure Storage, Inc., Class A(b)	26,153	420,279
Qorvo, Inc.(b)	5,967	621,821
QUALCOMM, Inc.	5,872	490,606
RealPage, Inc.(b)	7,390	406,672
RingCentral, Inc., Class A(b)	3,652	629,860
Sabre Corp.	19,791	443,912
salesforce.com, inc.(b)	3,009	490,136
ServiceNow, Inc.(b)	1,808	511,736
Skyworks Solutions, Inc.	5,639	554,314
Smartsheet Inc., Class A(b)	11,214	531,880
SolarWinds Corp.(b)(c)	24,670	477,118
Splunk, Inc.(b)	4,074	607,922
Square, Inc., Class A(b)	4,369	301,985
SS&C Technologies Holdings, Inc.	8,904	534,685
Switch, Inc., Class A	28,957	456,362
	Shares	Value
Information Technology-(continued)
SYNNEX Corp.	4,734	$581,383
Synopsys, Inc.(b)	3,386	477,561
Teradata Corp.(b)	13,953	370,592
Teradyne, Inc.	8,096	506,729
Texas Instruments, Inc.	3,566	428,669
Trade Desk, Inc. (The), Class A(b)	1,848	486,652
Trimble, Inc.(b)	12,983	526,201
Twilio, Inc., Class A(b)(c)	4,104	423,861
Tyler Technologies, Inc.(b)	1,800	522,306
Ubiquiti, Inc.(c)	3,928	774,602
Universal Display Corp.	2,531	491,571
VeriSign, Inc.(b)	2,428	463,117
ViaSat, Inc.(b)	5,760	423,360
Visa, Inc., Class A	1,424	262,742
VMware, Inc., Class A	3,012	468,727
Western Digital Corp.	7,177	361,218
Western Union Co. (The)	10,634	285,842
WEX, Inc.(b)	1,229	247,189
Workday, Inc., Class A(b)	2,724	487,923
Xerox Holdings Corp.	16,568	644,992
Xilinx, Inc.	4,419	409,995
Zebra Technologies Corp., Class A(b)	2,560	642,406
Zendesk, Inc.(b)	6,254	494,066
Zscaler, Inc.(b)(c)	9,361	487,989
		75,021,991
Materials-9.38%
Air Products and Chemicals, Inc.	4,303	1,016,928
Albemarle Corp.	13,703	895,902
Alcoa Corp.(b)	42,079	856,308
AptarGroup, Inc.	8,041	901,557
Ardagh Group S.A.	53,423	993,134
Ashland Global Holdings, Inc.	12,223	876,389
Avery Dennison Corp.	4,466	582,232
Axalta Coating Systems Ltd.(b)	31,092	885,189
Ball Corp.	12,949	855,411
Berry Global Group, Inc.(b)	24,349	1,136,855
Cabot Corp.	20,230	950,608
Celanese Corp.	7,650	960,610
CF Industries Holdings, Inc.	19,340	893,701
Chemours Co. (The)	58,064	916,831
Corteva, Inc.	43,410	1,129,528
Crown Holdings, Inc.(b)	14,663	1,112,922
Domtar Corp.	26,651	994,615
Dow, Inc.	20,208	1,078,501
DuPont de Nemours, Inc.	13,316	863,010
Eagle Materials, Inc.	10,946	1,007,360
Eastman Chemical Co.	12,714	996,396
Ecolab, Inc.	4,804	896,763
Element Solutions, Inc.(b)	89,051	1,041,006
FMC Corp.	10,562	1,034,654
Freeport-McMoRan, Inc.	91,542	1,041,748
Graphic Packaging Holding Co.	67,423	1,096,972
Huntsman Corp.	41,492	938,549
International Flavors & Fragrances, Inc.	7,470	1,054,988
International Paper Co.	22,426	1,039,221
Linde PLC (United Kingdom)	4,956	1,021,977
LyondellBasell Industries N.V., Class A	11,332	1,048,663
Martin Marietta Materials, Inc.	3,639	976,708
Mosaic Co. (The)	43,190	822,770
NewMarket Corp.	2,077	1,025,976
Newmont Goldcorp Corp.	24,555	942,912
Nucor Corp.	17,683	996,614

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Olin Corp.	50,713	$888,492
Owens-Illinois, Inc.	90,930	898,388
Packaging Corp. of America	8,871	992,665
PPG Industries, Inc.	8,031	1,034,714
Reliance Steel & Aluminum Co.	9,157	1,080,343
Royal Gold, Inc.	7,712	904,386
RPM International, Inc.	13,804	1,017,769
Scotts Miracle-Gro Co. (The)	9,342	944,289
Sealed Air Corp.	22,982	867,111
Sherwin-Williams Co. (The)	1,772	1,033,306
Silgan Holdings, Inc.	31,442	968,728
Sonoco Products Co.	15,992	967,996
Southern Copper Corp. (Peru)	26,867	1,021,752
Steel Dynamics, Inc.	29,749	1,003,434
United States Steel Corp.(c)	72,300	948,576
Valvoline, Inc.	61,916	1,402,397
Vulcan Materials Co.	6,553	929,674
W.R. Grace & Co.	13,522	903,675
Westlake Chemical Corp.	14,773	1,014,610
Westrock Co.	24,697	996,030
		54,701,843
Real Estate-3.59%
Alexandria Real Estate Equities, Inc.	1,655	268,971
American Campus Communities, Inc.	5,338	256,438
American Homes 4 Rent, Class A	10,261	274,071
American Tower Corp.	1,159	248,061
Americold Realty Trust	7,087	266,613
Apartment Investment & Management Co., Class A	4,939	265,570
Apple Hospitality REIT, Inc.	15,456	251,315
AvalonBay Communities, Inc.	1,206	258,578
Boston Properties, Inc.	1,893	262,256
Brandywine Realty Trust	16,998	262,279
Brixmor Property Group, Inc.	12,822	281,315
Brookfield Property REIT, Inc., Class A	12,447	236,742
Camden Property Trust	2,326	259,465
CBRE Group, Inc., Class A(b)	4,624	263,661
Colony Capital, Inc.	44,753	218,395
Columbia Property Trust, Inc.	11,583	240,463
CoreSite Realty Corp.	2,174	246,510
Corporate Office Properties Trust	8,543	249,285
Cousins Properties, Inc.	7,007	283,713
Crown Castle International Corp.	1,829	244,464
CubeSmart	7,155	220,660
CyrusOne, Inc.	3,413	212,630
Digital Realty Trust, Inc.	1,993	241,053
Douglas Emmett, Inc.	5,900	260,013
Duke Realty Corp.	7,793	274,158
Empire State Realty Trust, Inc., Class A	17,087	238,535
EPR Properties	3,273	232,121
Equinix, Inc.	477	270,387
Equity Commonwealth	7,464	245,192
Equity LifeStyle Properties, Inc.	3,824	283,282
Equity Residential	2,970	252,747
Essex Property Trust, Inc.	780	243,500
Extra Space Storage, Inc.	2,163	229,386
Federal Realty Investment Trust	1,866	246,443
Gaming and Leisure Properties, Inc.	6,558	276,748
Healthcare Trust of America, Inc., Class A	8,923	270,813
Healthpeak Properties, Inc.	7,292	254,345
Highwoods Properties, Inc.	5,609	272,317
Host Hotels & Resorts, Inc.	14,778	258,467
	Shares	Value
Real Estate-(continued)
Howard Hughes Corp. (The)(b)	1,903	$210,110
Hudson Pacific Properties, Inc.	7,352	263,202
Invitation Homes, Inc.	9,036	275,869
Iron Mountain, Inc.	7,393	237,463
JBG SMITH Properties	6,437	256,708
Jones Lang LaSalle, Inc.	1,777	295,568
Kilroy Realty Corp.	3,265	271,779
Kimco Realty Corp.	12,383	267,720
Lamar Advertising Co., Class A	3,165	264,056
Liberty Property Trust	4,914	302,801
Life Storage, Inc.	2,434	266,572
Macerich Co. (The)(c)	7,571	203,887
Medical Properties Trust, Inc.	13,336	276,855
Mid-America Apartment Communities, Inc.	1,971	268,273
National Retail Properties, Inc.	4,641	258,689
Omega Healthcare Investors, Inc.	6,141	258,106
Outfront Media, Inc.	9,245	230,940
Paramount Group, Inc.	18,753	254,853
Park Hotels & Resorts, Inc.	9,962	235,601
Prologis, Inc.	3,002	274,833
Public Storage	1,018	214,472
Rayonier, Inc.	9,000	275,670
Realty Income Corp.	3,396	260,235
Regency Centers Corp.	3,656	237,786
Retail Properties of America, Class A	21,033	299,300
SBA Communications Corp., Class A	1,031	243,801
Service Properties Trust	10,025	233,482
Simon Property Group, Inc.	1,624	245,565
SITE Centers Corp.	16,826	243,809
SL Green Realty Corp.	3,051	260,342
Spirit Realty Capital, Inc.	5,330	279,292
STORE Capital Corp.	6,898	280,818
Sun Communities, Inc.	1,737	286,101
Taubman Centers, Inc.	5,786	187,929
UDR, Inc.	5,265	252,983
Ventas, Inc.	3,547	206,826
VEREIT, Inc.	25,842	252,218
VICI Properties, Inc.	11,471	283,678
Vornado Realty Trust	3,937	254,212
Weingarten Realty Investors	8,966	285,477
Welltower, Inc.	2,887	244,154
Weyerhaeuser Co.	9,055	267,213
WP Carey, Inc.	2,853	237,997
		20,928,207
Utilities-8.93%
AES Corp. (The)	89,649	1,695,263
Alliant Energy Corp.	26,755	1,418,015
Ameren Corp.	18,476	1,373,321
American Electric Power Co., Inc.	15,032	1,373,173
American Water Works Co., Inc.	11,608	1,404,916
Aqua America, Inc.	32,509	1,439,173
Atmos Energy Corp.	12,912	1,381,068
Avangrid, Inc.	27,149	1,317,812
CenterPoint Energy, Inc.	47,188	1,158,937
CMS Energy Corp.	22,925	1,405,303
Consolidated Edison, Inc.	15,335	1,332,458
Dominion Energy, Inc.	17,615	1,463,983
DTE Energy Co.	10,705	1,337,483
Duke Energy Corp.	14,566	1,284,284
Edison International	19,494	1,347,035
Entergy Corp.	12,147	1,413,789
Evergy, Inc.	21,779	1,377,957

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	16,988	$1,403,888
Exelon Corp.	29,544	1,311,754
FirstEnergy Corp.	29,037	1,384,775
Hawaiian Electric Industries, Inc.	31,684	1,383,640
IDACORP, Inc.	12,621	1,325,836
MDU Resources Group, Inc.	50,444	1,464,894
National Fuel Gas Co.	29,032	1,307,021
NextEra Energy, Inc.	6,361	1,487,329
NiSource, Inc.	47,506	1,256,534
NRG Energy, Inc.	36,702	1,458,171
OGE Energy Corp.	32,187	1,353,785
PG&E Corp.(b)	136,899	1,021,267
Pinnacle West Capital Corp.	14,824	1,295,469
PPL Corp.	45,541	1,549,760
Public Service Enterprise Group, Inc.	22,510	1,335,068
Sempra Energy	9,829	1,447,517
Southern Co. (The)	23,499	1,456,703
UGI Corp.	28,040	1,221,142
Vistra Energy Corp.	53,597	1,421,928
WEC Energy Group, Inc.	15,110	1,339,502
Xcel Energy, Inc.	22,413	1,378,175
		52,128,128
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $566,237,502)		582,961,634
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	11,201,578	$11,201,578
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	3,570,582	3,572,011
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,773,514)		14,773,589
TOTAL INVESTMENTS IN SECURITIES-102.45% (Cost $581,011,016)		597,735,223
OTHER ASSETS LESS LIABILITIES-(2.45)%		(14,307,971)
NET ASSETS-100.00%		$583,427,252

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Ltd.	$192,215	$43,678	$(3,302)	$24,289	$(118)	$256,762	$4,533

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-5.42%
Activision Blizzard, Inc.	4,720	$258,798
AMC Networks, Inc., Class A(b)	3,790	145,650
AT&T, Inc.	6,666	249,175
Cable One, Inc.	185	283,975
CBS Corp., Class B	4,333	174,966
Cinemark Holdings, Inc.	5,433	184,016
Comcast Corp., Class A	5,008	221,103
IAC/InterActiveCorp.(b)	910	202,657
Interpublic Group of Cos., Inc. (The)	9,514	213,114
John Wiley & Sons, Inc., Class A	4,778	225,808
Madison Square Garden Co. (The), Class A(b)	697	196,401
Match Group, Inc.	2,893	203,899
Omnicom Group, Inc.	2,677	212,768
Sirius XM Holdings, Inc.(c)	39,724	277,273
Take-Two Interactive Software, Inc.(b)	1,895	229,958
Telephone & Data Systems, Inc.	6,901	163,623
T-Mobile US, Inc.(b)	2,709	212,792
TripAdvisor, Inc.	4,585	130,214
Twitter, Inc.(b)	5,690	175,878
United States Cellular Corp.(b)	4,585	155,477
Verizon Communications, Inc.	3,628	218,551
Viacom, Inc., Class B	7,188	173,015
Walt Disney Co. (The)	1,526	231,311
Zayo Group Holdings, Inc.(b)	6,305	215,883
		4,956,305
Consumer Discretionary-12.12%
AutoNation, Inc.(b)	5,050	258,005
AutoZone, Inc.(b)	195	229,694
Booking Holdings, Inc.(b)	122	232,292
Bright Horizons Family Solutions, Inc.(b)	1,495	225,027
Burlington Stores, Inc.(b)	1,299	292,275
CarMax, Inc.(b)	2,624	255,210
Choice Hotels International, Inc.	2,486	241,764
Columbia Sportswear Co.	2,147	198,598
D.R. Horton, Inc.	4,634	256,492
Darden Restaurants, Inc.	1,776	210,349
Dicks Sporting Goods, Inc.	5,852	268,080
Dollar General Corp.	1,614	253,979
Domino’s Pizza, Inc.	732	215,428
Dunkin’ Brands Group, Inc.	2,711	207,527
Ford Motor Co.	21,121	191,356
Gap, Inc. (The)	11,206	186,132
General Motors Co.	5,852	210,672
Gentex Corp.	8,821	250,516
Genuine Parts Co.	2,041	213,019
Graham Holdings Co., Class B	296	186,957
Grand Canyon Education, Inc.(b)	1,606	136,815
GrubHub, Inc.(b)(c)	3,397	146,479
H&R Block, Inc.	7,500	182,850
Hilton Worldwide Holdings, Inc.	2,325	244,125
Hyatt Hotels Corp., Class A	2,836	229,149
Kohl’s Corp.	4,327	203,412
L Brands, Inc.	8,839	169,178
Macy’s, Inc.(c)	9,806	150,228
Marriott International, Inc., Class A	1,641	230,331
McDonald’s Corp.	1,034	201,092
NIKE, Inc., Class B	2,499	233,632
Nordstrom, Inc.(c)	6,460	246,578
NVR, Inc.(b)	66	250,265
O’Reilly Automotive, Inc.(b)	550	243,254
Pool Corp.	1,128	232,876
	Shares	Value
Consumer Discretionary-(continued)
PulteGroup, Inc.	6,594	$261,452
Ross Stores, Inc.	2,200	255,530
Service Corp. International	4,590	202,052
Starbucks Corp.	2,624	224,168
Tapestry, Inc.	6,848	184,143
Target Corp.	2,457	307,150
TJX Cos., Inc. (The)	4,100	250,633
Toll Brothers, Inc.	5,802	233,066
Tractor Supply Co.	1,978	186,802
Under Armour, Inc., Class A(b)	8,023	151,554
Urban Outfitters, Inc.(b)	8,902	228,425
Vail Resorts, Inc.	966	234,419
Wendy’s Co. (The)	10,627	227,843
Williams-Sonoma, Inc.	3,557	246,856
Yum! Brands, Inc.	1,932	194,494
		11,072,223
Consumer Staples-9.05%
Altria Group, Inc.	4,161	206,802
Archer-Daniels-Midland Co.	5,264	225,983
Brown-Forman Corp., Class A	875	55,825
Brown-Forman Corp., Class B	2,964	201,018
Bunge Ltd.	3,790	202,310
Campbell Soup Co.	5,044	234,899
Casey’s General Stores, Inc.	1,597	277,511
Church & Dwight Co., Inc.	2,750	193,160
Clorox Co. (The)	1,331	197,294
Coca-Cola Co. (The)	4,165	222,411
Colgate-Palmolive Co.	2,875	194,982
Costco Wholesale Corp.	843	252,740
Energizer Holdings, Inc.(c)	4,797	239,322
Estee Lauder Cos., Inc. (The), Class A	1,238	241,992
Flowers Foods, Inc.	9,101	195,945
General Mills, Inc.	4,027	214,720
Herbalife Nutrition Ltd.(b)	4,803	219,065
Hershey Co. (The)	1,544	228,759
Hormel Foods Corp.	4,987	222,071
Ingredion, Inc.	2,570	213,747
JM Smucker Co. (The)	1,651	173,504
Kellogg Co.	3,824	249,019
Kimberly-Clark Corp.	1,551	211,463
Kroger Co. (The)	8,831	241,440
Lamb Weston Holdings, Inc.	3,385	284,272
McCormick & Co., Inc.	1,352	228,826
Mondelez International, Inc., Class A	4,002	210,265
Nu Skin Enterprises, Inc., Class A	4,218	161,296
PepsiCo., Inc.	1,605	218,007
Post Holdings, Inc.(b)	1,988	209,933
Procter & Gamble Co. (The)	1,984	242,167
Seaboard Corp.	52	213,802
Sprouts Farmers Market, Inc.(b)	10,207	202,099
Sysco Corp.	2,915	234,803
Tyson Foods, Inc., Class A	2,570	231,017
US Foods Holding Corp.(b)	5,804	230,825
Walgreens Boots Alliance, Inc.	4,117	245,373
Walmart, Inc.	1,985	236,394
		8,265,061
Energy-1.60%
Antero Resources Corp.(b)	31,297	62,281
Cabot Oil & Gas Corp.	8,172	130,262
Cheniere Energy, Inc.(b)	3,147	190,519
Chevron Corp.	1,758	205,914

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	3,624	$217,223
Kinder Morgan, Inc.	10,096	197,983
Parsley Energy, Inc., Class A	11,989	179,595
Phillips 66	2,465	282,785
		1,466,562
Financials-15.11%
Aflac, Inc.	3,843	210,750
Alleghany Corp.(b)	296	230,892
Allstate Corp. (The)	2,084	232,053
American Express Co.	1,776	213,333
American Financial Group, Inc.	2,035	223,260
American National Insurance Co.	1,792	211,456
Aon PLC	1,126	229,265
Arch Capital Group Ltd.(b)	5,966	250,393
Arthur J. Gallagher & Co.	2,359	220,024
Assurant, Inc.	1,988	264,146
Assured Guaranty Ltd.	4,850	240,802
Athene Holding Ltd., Class A(b)	4,857	218,662
Axis Capital Holdings Ltd.	3,419	202,336
Bank of Hawaii Corp.	2,677	241,224
Bank of New York Mellon Corp. (The)	4,743	232,265
Berkshire Hathaway, Inc., Class B(b)	1,020	224,706
Brown & Brown, Inc.	6,493	245,046
Cboe Global Markets, Inc.	1,865	221,748
Charles Schwab Corp. (The)	4,717	233,491
Chimera Investment Corp.	11,051	225,109
Chubb Ltd.	1,384	209,648
Cincinnati Financial Corp.	2,041	218,489
CME Group, Inc., Class A	1,034	209,623
CNA Financial Corp.	4,492	200,882
Commerce Bancshares, Inc.	3,496	234,337
Credit Acceptance Corp.(b)	435	187,250
Erie Indemnity Co., Class A	926	156,772
Everest Re Group, Ltd.	853	231,385
FactSet Research Systems, Inc.	726	188,506
Fidelity National Financial, Inc.	5,143	244,961
Franklin Resources, Inc.	6,257	172,005
Globe Life, Inc.	2,342	240,664
Hanover Insurance Group, Inc. (The)	1,722	234,071
Hartford Financial Services Group, Inc. (The)	3,756	232,346
Interactive Brokers Group, Inc., Class A	3,920	189,806
Intercontinental Exchange, Inc.	2,465	232,129
Loews Corp.	3,862	196,576
LPL Financial Holdings, Inc.	2,465	227,643
Markel Corp.(b)	190	215,754
MarketAxess Holdings, Inc.	663	267,733
Marsh & McLennan Cos., Inc.	2,138	231,054
Mercury General Corp.	3,478	170,352
MetLife, Inc.	4,304	214,813
MFA Financial, Inc.	28,806	220,654
Morningstar, Inc.	1,429	224,496
Nasdaq, Inc.	2,147	225,006
New Residential Investment Corp.	13,134	203,577
Old Republic International Corp.	9,101	205,319
Progressive Corp. (The)	2,472	180,580
Reinsurance Group of America, Inc.	1,394	230,651
RenaissanceRe Holdings Ltd. (Bermuda)	1,175	221,288
S&P Global, Inc.	949	251,153
Santander Consumer USA Holdings, Inc.	9,045	213,010
Starwood Property Trust, Inc.	9,230	226,135
T. Rowe Price Group, Inc.	2,031	250,950
TD Ameritrade Holding Corp.	3,949	204,677
	Shares	Value
Financials-(continued)
TFS Financial Corp.	11,733	$238,063
Travelers Cos., Inc. (The)	1,378	188,400
Umpqua Holdings Corp.	12,594	206,164
Virtu Financial, Inc., Class A(c)	9,206	152,820
W.R. Berkley Corp.	3,317	225,556
White Mountains Insurance Group Ltd.	210	232,453
Willis Towers Watson PLC	1,137	223,352
		13,802,064
Health Care-11.77%
Abbott Laboratories	2,624	224,221
AbbVie, Inc.	2,677	234,853
ABIOMED, Inc.(b)	769	150,862
AmerisourceBergen Corp.	2,571	226,017
Amgen, Inc.	1,191	279,552
Anthem, Inc.	762	219,959
Boston Scientific Corp.(b)	5,168	223,516
Bristol-Myers Squibb Co.	4,532	258,052
Cantel Medical Corp.	2,761	212,321
Centene Corp.(b)	3,841	232,265
Cerner Corp.	2,889	206,823
Chemed Corp.	610	262,312
Cigna Corp.	1,353	270,492
Cooper Cos., Inc. (The)	663	207,579
Danaher Corp.	1,540	224,809
Edwards Lifesciences Corp.(b)	1,188	290,989
Eli Lilly and Co.	1,772	207,944
Henry Schein, Inc.(b)	3,101	213,659
Humana, Inc.	824	281,173
ICU Medical, Inc.(b)	914	171,357
Illumina, Inc.(b)	655	210,098
Incyte Corp.(b)	2,551	240,202
Insulet Corp.(b)	1,877	348,559
IQVIA Holdings, Inc.(b)	1,511	220,576
Jazz Pharmaceuticals PLC(b)	1,581	238,921
Johnson & Johnson	1,537	211,322
Laboratory Corp. of America Holdings(b)	1,246	214,673
Masimo Corp.(b)	1,564	242,529
McKesson Corp.	1,643	237,644
Medtronic PLC	2,147	239,154
Merck & Co., Inc.	2,572	224,227
Penumbra, Inc.(b)	1,370	242,380
Pfizer, Inc.	4,855	187,015
QIAGEN N.V.(b)	5,327	227,996
Quest Diagnostics, Inc.	2,147	228,763
Regeneron Pharmaceuticals, Inc.(b)	688	253,872
ResMed, Inc.	1,827	273,319
STERIS PLC	1,511	228,373
Stryker Corp.	1,105	226,370
Teleflex, Inc.	708	250,165
UnitedHealth Group, Inc.	852	238,449
Varian Medical Systems, Inc.(b)	1,617	216,241
Vertex Pharmaceuticals, Inc.(b)	1,193	264,548
Waters Corp.(b)	1,018	226,067
WellCare Health Plans, Inc.(b)	723	232,857
Zoetis, Inc.	1,935	233,206
		10,756,281
Industrials-6.62%
AGCO Corp.	2,995	233,999
Alaska Air Group, Inc.	3,357	231,667
AMERCO	531	192,339
C.H. Robinson Worldwide, Inc.	2,552	196,121

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Copa Holdings S.A., Class A (Panama)	2,272	$236,879
Copart, Inc.(b)	2,834	252,226
Expeditors International of Washington, Inc.	2,846	212,767
Genesee & Wyoming, Inc., Class A(b)	2,147	239,283
Graco, Inc.	4,214	203,578
HEICO Corp.(c)	627	81,441
HEICO Corp., Class A	1,239	124,445
Huntington Ingalls Industries, Inc.	978	246,133
IAA, Inc.(b)	3,508	159,018
IHS Markit Ltd.(b)	3,547	257,690
KAR Auction Services, Inc.	3,508	74,089
L3Harris Technologies, Inc.	2,114	425,104
Lennox International, Inc.	759	194,190
Nordson Corp.	1,606	266,323
Northrop Grumman Corp.	659	231,816
Pentair PLC	5,698	252,706
Republic Services, Inc.	2,401	212,849
Rollins, Inc.	5,433	194,773
Roper Technologies, Inc.	586	211,177
Sensata Technologies Holding PLC(b)	4,552	234,382
Toro Co. (The)	3,048	238,293
Verisk Analytics, Inc.	1,458	215,026
Waste Management, Inc.	1,828	206,399
Watsco, Inc.	1,246	221,751
		6,046,464
Information Technology-10.03%
Akamai Technologies, Inc.(b)	2,691	234,440
Amdocs Ltd.	3,394	235,204
Apple, Inc.	1,140	304,665
Automatic Data Processing, Inc.	1,269	216,720
Black Knight, Inc.(b)	3,472	218,771
Booz Allen Hamilton Holding Corp.	3,222	234,433
Broadcom, Inc.	786	248,541
Broadridge Financial Solutions, Inc.	1,617	200,039
CDK Global, Inc.	4,344	232,621
CDW Corp.	2,037	275,097
Cisco Systems, Inc.	3,776	171,091
Citrix Systems, Inc.	2,201	248,295
Corning, Inc.	6,810	197,762
Dolby Laboratories, Inc., Class A	3,301	227,373
Euronet Worldwide, Inc.(b)	1,296	203,718
F5 Networks, Inc.(b)	1,501	218,711
Fidelity National Information Services, Inc.	1,723	238,032
Fiserv, Inc.(b)	2,392	278,046
FleetCor Technologies, Inc.(b)	822	252,288
Global Payments, Inc.	2,667	482,994
GoDaddy, Inc., Class A(b)	2,848	189,050
HP, Inc.	10,562	212,085
Intel Corp.	4,638	269,236
Intuit, Inc.	822	212,808
Jabil, Inc.	8,070	313,439
Juniper Networks, Inc.	7,802	195,518
LogMeIn, Inc.	2,861	223,101
Motorola Solutions, Inc.	1,292	216,152
National Instruments Corp.	5,216	219,698
Paychex, Inc.	2,391	205,913
PayPal Holdings, Inc.(b)	1,884	203,491
Sabre Corp.	9,938	222,909
Skyworks Solutions, Inc.	3,081	302,862
Switch, Inc., Class A	17,106	269,590
Tyler Technologies, Inc.(b)	959	278,273
VeriSign, Inc.(b)	1,034	197,225
	Shares	Value
Information Technology-(continued)
Visa, Inc., Class A	1,263	$233,036
Western Union Co. (The)	10,643	286,084
		9,169,311
Materials-4.69%
Air Products and Chemicals, Inc.	949	224,277
Albemarle Corp.	3,062	200,193
AptarGroup, Inc.	1,769	198,340
Ball Corp.	3,207	211,854
CF Industries Holdings, Inc.	4,927	227,677
Ecolab, Inc.	1,073	200,297
International Flavors & Fragrances, Inc.(c)	1,486	209,868
Linde PLC (United Kingdom)	1,076	221,882
Martin Marietta Materials, Inc.	920	246,928
NewMarket Corp.	512	252,913
Newmont Goldcorp Corp.	6,069	233,050
PPG Industries, Inc.	1,880	242,219
Royal Gold, Inc.	2,264	265,499
RPM International, Inc.	3,664	270,147
Sonoco Products Co.	3,207	194,120
Southern Copper Corp. (Peru)	5,888	223,921
Valvoline, Inc.	11,316	256,307
Vulcan Materials Co.	1,553	220,324
W.R. Grace & Co.	2,783	185,988
		4,285,804
Real Estate-15.49%
Alexandria Real Estate Equities, Inc.	1,405	228,341
American Campus Communities, Inc.	4,396	211,184
American Homes 4 Rent, Class A	8,295	221,559
American Tower Corp.	978	209,321
Apartment Investment & Management Co., Class A	4,041	217,285
Apple Hospitality REIT, Inc.	13,170	214,144
AvalonBay Communities, Inc.	1,009	216,340
Boston Properties, Inc.	1,524	211,135
Brixmor Property Group, Inc.	11,895	260,976
Camden Property Trust	1,961	218,750
Columbia Property Trust, Inc.	9,206	191,117
CoreSite Realty Corp.	1,813	205,576
Crown Castle International Corp.	1,534	205,034
CubeSmart	6,021	185,688
CyrusOne, Inc.	3,538	220,417
Digital Realty Trust, Inc.	1,829	221,218
Douglas Emmett, Inc.	5,018	221,143
Duke Realty Corp.	6,768	238,098
Empire State Realty Trust, Inc., Class A	13,172	183,881
EPR Properties	2,571	182,335
Equinix, Inc.	423	239,777
Equity Commonwealth	6,238	204,918
Equity LifeStyle Properties, Inc.	3,408	252,465
Equity Residential	2,677	227,813
Essex Property Trust, Inc.	703	219,462
Extra Space Storage, Inc.	1,882	199,586
Federal Realty Investment Trust	1,564	206,557
Gaming and Leisure Properties, Inc.	5,194	219,187
Healthcare Trust of America, Inc., Class A	7,076	214,757
Healthpeak Properties, Inc.	6,703	233,801
Highwoods Properties, Inc.	4,643	225,418
Howard Hughes Corp. (The)(b)	2,041	225,347
Hudson Pacific Properties, Inc.	6,111	218,774
Invitation Homes, Inc.	8,722	266,283
Iron Mountain, Inc.	6,561	210,739

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties	5,170	$206,180
Kilroy Realty Corp.	2,818	234,570
Kimco Realty Corp.	11,263	243,506
Lamar Advertising Co., Class A	2,624	218,920
Liberty Property Trust	4,242	261,392
Life Storage, Inc.	2,094	229,335
Macerich Co. (The)(c)	5,539	149,165
Medical Properties Trust, Inc.	11,407	236,809
Mid-America Apartment Communities, Inc.	1,774	241,459
National Retail Properties, Inc.	3,790	211,255
Omega Healthcare Investors, Inc.	5,804	243,942
Paramount Group, Inc.	14,284	194,120
Public Storage	860	181,185
Rayonier, Inc.	7,105	217,626
Realty Income Corp.	2,918	223,606
Regency Centers Corp.	3,048	198,242
Retail Properties of America, Class A	16,881	240,217
SBA Communications Corp., Class A	948	224,174
Simon Property Group, Inc.	1,271	192,188
SITE Centers Corp.	15,396	223,088
Spirit Realty Capital, Inc.	4,616	241,878
STORE Capital Corp.	6,062	246,784
Sun Communities, Inc.	1,602	263,865
Taubman Centers, Inc.	4,723	153,403
UDR, Inc.	4,501	216,273
Ventas, Inc.	3,240	188,924
Vornado Realty Trust	3,038	196,164
Weingarten Realty Investors	7,190	228,930
Welltower, Inc.	2,576	217,852
WP Carey, Inc.	2,445	203,962
		14,157,440
Utilities-7.96%
AES Corp. (The)	12,530	236,942
Alliant Energy Corp.	4,214	223,342
Ameren Corp.	2,716	201,880
American Electric Power Co., Inc.	2,352	214,855
American Water Works Co., Inc.	1,776	214,949
Aqua America, Inc.	5,205	230,425
Atmos Energy Corp.	2,041	218,305
Avangrid, Inc.	4,002	194,257
CenterPoint Energy, Inc.	7,115	174,744
CMS Energy Corp.	3,568	218,718
Consolidated Edison, Inc.	2,359	204,974
Dominion Energy, Inc.	2,666	221,571
DTE Energy Co.	1,603	200,279
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	2,412	$212,666
Entergy Corp.	2,094	243,721
Evergy, Inc.	3,444	217,902
Eversource Energy	2,707	223,707
Exelon Corp.	4,161	184,748
FirstEnergy Corp.	4,797	228,769
Hawaiian Electric Industries, Inc.	4,797	209,485
MDU Resources Group, Inc.	8,286	240,626
National Fuel Gas Co.	3,750	168,825
NextEra Energy, Inc.	1,010	236,158
NRG Energy, Inc.	6,016	239,016
OGE Energy Corp.	4,744	199,533
Pinnacle West Capital Corp.	2,108	184,218
PPL Corp.	6,631	225,653
Public Service Enterprise Group, Inc.	3,419	202,781
Sempra Energy	1,543	227,238
Southern Co. (The)	3,770	233,702
UGI Corp.	3,891	169,453
Vistra Energy Corp.	8,399	222,826
WEC Energy Group, Inc.	2,545	225,614
Xcel Energy, Inc.	3,547	218,105
		7,269,987
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $82,721,873)		91,247,502
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.42%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	971,855	971,855
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	323,213	323,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,295,198)		1,295,198
TOTAL INVESTMENTS IN SECURITIES-101.28% (Cost $84,017,071)		92,542,700
OTHER ASSETS LESS LIABILITIES-(1.28)%		(1,173,567)
NET ASSETS-100.00%		$91,369,133

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Enhanced Value ETF (SPVU)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Communication Services-6.78%
AT&T, Inc.	99,368	$3,714,376
CBS Corp., Class B	7,984	322,394
CenturyLink, Inc.	22,614	327,677
DISH Network Corp., Class A(b)	4,337	148,195
News Corp., Class A	8,642	111,309
Viacom, Inc., Class B	10,795	259,836
		4,883,787
Consumer Discretionary-11.87%
Best Buy Co., Inc.	6,217	501,339
BorgWarner, Inc.	5,240	220,342
Capri Holdings Ltd.(b)	3,688	136,972
D.R. Horton, Inc.	7,775	430,346
Ford Motor Co.	153,862	1,393,990
Gap, Inc. (The)	8,217	136,485
General Motors Co.	57,310	2,063,160
Kohl’s Corp.	6,051	284,458
L Brands, Inc.	5,545	106,131
Lennar Corp., Class A	8,867	528,917
LKQ Corp.(b)	6,775	239,022
Macy’s, Inc.(c)	14,266	218,555
Mohawk Industries, Inc.(b)	1,329	185,223
Nordstrom, Inc.(c)	3,430	130,923
PulteGroup, Inc.	6,622	262,562
PVH Corp.	2,471	239,588
Target Corp.	10,209	1,276,227
Whirlpool Corp.	1,383	197,907
		8,552,147
Consumer Staples-5.91%
Archer-Daniels-Midland Co.	20,557	882,512
Kroger Co. (The)	30,074	822,223
Molson Coors Brewing Co., Class B	5,460	275,621
Tyson Foods, Inc., Class A	6,304	566,666
Walgreens Boots Alliance, Inc.	28,638	1,706,825
		4,253,847
Energy-10.16%
Baker Hughes Co.	16,744	375,401
Cimarex Energy Co.	2,461	113,132
Devon Energy Corp.	12,275	268,700
Halliburton Co.	21,859	458,820
HollyFrontier Corp.	6,904	355,901
Marathon Oil Corp.	21,432	249,683
Marathon Petroleum Corp.	30,053	1,822,414
National Oilwell Varco, Inc.	8,714	196,501
Phillips 66	17,856	2,048,440
Valero Energy Corp.	14,996	1,431,968
		7,320,960
Financials-39.48%
Aflac, Inc.	12,430	681,661
Allstate Corp. (The)	6,595	734,353
Assurant, Inc.	1,289	171,269
Bank of America Corp.	106,195	3,538,417
Bank of New York Mellon Corp. (The)	17,445	854,282
Capital One Financial Corp.	14,178	1,417,942
Citigroup, Inc.	44,426	3,337,281
Citizens Financial Group, Inc.	12,189	468,789
Fifth Third Bancorp	18,131	547,375
Goldman Sachs Group, Inc. (The)	9,437	2,088,880
Hartford Financial Services Group, Inc. (The)	7,878	487,333
Invesco Ltd.(d)	9,554	167,768
	Shares	Value
Financials-(continued)
KeyCorp	20,842	$404,126
Lincoln National Corp.	6,596	389,494
Loews Corp.	5,827	296,594
MetLife, Inc.	31,517	1,573,014
Morgan Stanley	31,925	1,579,649
People’s United Financial, Inc.	8,003	132,050
PNC Financial Services Group, Inc. (The)	7,568	1,159,493
Principal Financial Group, Inc.	6,287	346,414
Prudential Financial, Inc.	12,960	1,213,315
Regions Financial Corp.	24,153	401,906
State Street Corp.	9,465	710,822
SunTrust Banks, Inc.	8,282	586,697
Synchrony Financial	15,127	565,901
Travelers Cos., Inc. (The)	4,402	601,841
Unum Group	6,597	202,792
Wells Fargo & Co.	66,087	3,599,098
Zions Bancorp. N.A.	3,646	181,498
		28,440,054
Health Care-9.95%
AmerisourceBergen Corp.	3,802	334,234
Cardinal Health, Inc.	6,901	379,762
Centene Corp.(b)	12,166	735,678
Cigna Corp.	10,412	2,081,567
CVS Health Corp.	37,151	2,796,356
McKesson Corp.	3,962	573,064
Mylan N.V.(b)	14,044	263,746
		7,164,407
Industrials-5.76%
Alaska Air Group, Inc.	2,290	158,033
American Airlines Group, Inc.(c)	10,767	309,444
Delta Air Lines, Inc.	14,612	837,414
FedEx Corp.	6,078	972,784
PACCAR, Inc.	7,255	590,339
Quanta Services, Inc.	4,128	171,890
Textron, Inc.	5,593	258,620
United Airlines Holdings, Inc.(b)	6,379	591,971
United Rentals, Inc.(b)	1,689	258,501
		4,148,996
Information Technology-5.55%
Alliance Data Systems Corp.	1,088	116,318
DXC Technology Co.	8,861	330,781
Hewlett Packard Enterprise Co.	33,138	524,575
HP, Inc.	39,124	785,610
Micron Technology, Inc.(b)	36,383	1,728,556
Western Digital Corp.	6,983	351,454
Xerox Holdings Corp.	4,075	158,640
		3,995,934
Materials-4.24%
Eastman Chemical Co.	3,329	260,894
Freeport-McMoRan, Inc.	42,747	486,461
International Paper Co.	9,642	446,810
LyondellBasell Industries N.V., Class A	7,550	698,677
Mosaic Co. (The)	10,300	196,215
Nucor Corp.	10,201	574,928
Westrock Co.	9,716	391,846
		3,055,831
Total Common Stocks & Other Equity Interests (Cost $66,023,601)		71,815,963

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $119)	119	$119
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $66,023,720)		71,816,082
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.84%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	454,068	454,068
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	149,976	$150,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $604,104)		604,104
TOTAL INVESTMENTS IN SECURITIES-100.54% (Cost $66,627,824)		72,420,186
OTHER ASSETS LESS LIABILITIES-(0.54)%		(391,286)
NET ASSETS-100.00%		$72,028,900

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$142,116	$8,343	$-	$17,309	$-	$167,768	$2,884

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-5.93%
AT&T, Inc.	42,777	$1,599,004
Comcast Corp., Class A	37,415	1,651,872
Omnicom Group, Inc.	21,536	1,711,681
T-Mobile US, Inc.(b)	18,621	1,462,680
Verizon Communications, Inc.	31,541	1,900,030
Walt Disney Co. (The)	10,831	1,641,763
		9,967,030
Consumer Discretionary-8.07%
AutoZone, Inc.(b)	1,294	1,524,228
Darden Restaurants, Inc.	12,819	1,518,282
Expedia Group, Inc.	16,272	1,654,212
Genuine Parts Co.	16,616	1,734,212
Home Depot, Inc. (The)	7,156	1,577,970
McDonald’s Corp.	10,851	2,110,302
TJX Cos., Inc. (The)	24,612	1,504,532
Yum! Brands, Inc.	19,278	1,940,716
		13,564,454
Consumer Staples-5.05%
Archer-Daniels-Midland Co.	36,133	1,551,190
JM Smucker Co. (The)	13,790	1,449,191
McCormick & Co., Inc.	9,617	1,627,677
Mondelez International, Inc., Class A	40,015	2,102,388
Sysco Corp.	21,738	1,750,996
		8,481,442
Energy-2.87%
Chevron Corp.	13,279	1,555,370
Exxon Mobil Corp.	23,825	1,623,197
Kinder Morgan, Inc.	83,728	1,641,906
		4,820,473
Financials-29.80%
Aflac, Inc.	34,902	1,914,026
Allstate Corp. (The)	16,215	1,805,540
American Express Co.	13,600	1,633,632
Aon PLC	8,234	1,676,525
Arthur J. Gallagher & Co.	21,098	1,967,810
Assurant, Inc.	12,739	1,692,631
Bank of New York Mellon Corp. (The)	29,003	1,420,277
BB&T Corp.	28,784	1,575,060
Berkshire Hathaway, Inc., Class B(b)	8,329	1,834,879
BlackRock, Inc.	2,963	1,466,418
Chubb Ltd.	12,483	1,890,925
Cincinnati Financial Corp.	16,599	1,776,923
CME Group, Inc., Class A	8,654	1,754,425
Everest Re Group, Ltd.	6,684	1,813,102
Globe Life, Inc.	18,350	1,885,646
Hartford Financial Services Group, Inc. (The)	31,627	1,956,446
Intercontinental Exchange, Inc.	20,546	1,934,817
JPMorgan Chase & Co.	12,402	1,634,087
Loews Corp.	33,058	1,682,652
Marsh & McLennan Cos., Inc.	18,342	1,982,220
MetLife, Inc.	30,147	1,504,637
Nasdaq, Inc.	16,116	1,688,957
People’s United Financial, Inc.	84,054	1,386,891
PNC Financial Services Group, Inc. (The)	10,233	1,567,798
S&P Global, Inc.	6,035	1,597,163
Travelers Cos., Inc. (The)	13,288	1,816,735
U.S. Bancorp	32,156	1,930,325
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	29,223	$1,591,485
Willis Towers Watson PLC	8,684	1,705,885
		50,087,917
Health Care-9.44%
Abbott Laboratories	17,647	1,507,936
Amgen, Inc.	6,505	1,526,854
Becton, Dickinson and Co.	6,044	1,562,374
Danaher Corp.	11,438	1,669,719
Gilead Sciences, Inc.	22,305	1,499,788
Hologic, Inc.(b)	31,804	1,632,182
Johnson & Johnson	12,431	1,709,138
Pfizer, Inc.	44,385	1,709,710
Quest Diagnostics, Inc.	14,367	1,530,804
Zoetis, Inc.	12,623	1,521,324
		15,869,829
Industrials-16.26%
Allegion PLC	13,545	1,625,806
AMETEK, Inc.	15,494	1,534,061
Cintas Corp.	5,505	1,415,115
Expeditors International of Washington, Inc.	18,966	1,417,898
General Dynamics Corp.	8,495	1,543,881
Honeywell International, Inc.	9,829	1,754,968
IDEX Corp.	9,365	1,524,060
IHS Markit Ltd.(b)	24,355	1,769,391
Ingersoll-Rand PLC	11,990	1,572,009
Johnson Controls International PLC	38,404	1,644,843
Lockheed Martin Corp.	4,472	1,748,686
Republic Services, Inc.	27,591	2,445,942
Roper Technologies, Inc.	4,701	1,694,100
United Technologies Corp.	9,783	1,451,210
Verisk Analytics, Inc.	13,580	2,002,779
Waste Management, Inc.	19,370	2,187,067
		27,331,816
Information Technology-11.04%
Accenture PLC, Class A	8,844	1,779,059
Amphenol Corp., Class A	13,964	1,452,256
Automatic Data Processing, Inc.	9,676	1,652,467
Citrix Systems, Inc.	18,104	2,042,312
Fidelity National Information Services, Inc.	12,356	1,706,982
International Business Machines Corp.	10,554	1,418,985
Jack Henry & Associates, Inc.	11,881	1,805,199
Oracle Corp.	26,473	1,486,194
Paychex, Inc.	21,887	1,884,909
Visa, Inc., Class A	8,349	1,540,474
Western Union Co. (The)	66,522	1,788,111
		18,556,948
Materials-6.53%
Air Products and Chemicals, Inc.	7,069	1,670,617
Avery Dennison Corp.	11,100	1,447,107
Ball Corp.	22,473	1,484,566
Ecolab, Inc.	9,482	1,770,005
Linde PLC (United Kingdom)	7,573	1,561,628
PPG Industries, Inc.	12,219	1,574,296
Sherwin-Williams Co. (The)	2,503	1,459,575
		10,967,794
Real Estate-3.02%
Host Hotels & Resorts, Inc.	90,088	1,575,639

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	19,457	$1,660,266
Vornado Realty Trust	28,532	1,842,311
		5,078,216
Utilities-1.92%
AES Corp. (The)	83,370	1,576,527
CenterPoint Energy, Inc.	67,179	1,649,916
		3,226,443
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $151,704,860)		167,952,362
OTHER ASSETS LESS LIABILITIES-0.07%		124,175
NET ASSETS-100.00%		$168,076,537
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.29%
Netflix, Inc.(b)	6,417	$2,019,174
TripAdvisor, Inc.	52,818	1,500,031
Twitter, Inc.(b)	65,433	2,022,534
		5,541,739
Consumer Discretionary-10.65%
Amazon.com, Inc.(b)	1,039	1,871,031
Aptiv PLC	15,290	1,435,425
Best Buy Co., Inc.	19,076	1,538,289
BorgWarner, Inc.	32,825	1,380,291
Harley-Davidson, Inc.	37,779	1,374,400
L Brands, Inc.	93,356	1,786,834
Las Vegas Sands Corp.	26,565	1,666,954
MGM Resorts International	52,424	1,674,947
PVH Corp.	16,561	1,605,754
Tapestry, Inc.	59,003	1,586,591
Wynn Resorts, Ltd.	16,607	2,006,956
		17,927,472
Energy-13.04%
Apache Corp.	64,242	1,431,312
Cimarex Energy Co.	41,057	1,887,390
Concho Resources, Inc.	23,227	1,685,351
Devon Energy Corp.	77,854	1,704,224
Diamondback Energy, Inc.	19,643	1,519,190
EOG Resources, Inc.	19,492	1,381,983
Halliburton Co.	70,078	1,470,937
Hess Corp.	25,477	1,581,867
HollyFrontier Corp.	30,587	1,576,760
Marathon Oil Corp.	143,583	1,672,742
Marathon Petroleum Corp.	23,539	1,427,405
Noble Energy, Inc.	82,917	1,721,357
Pioneer Natural Resources Co.	11,402	1,457,632
TechnipFMC PLC (United Kingdom)	75,785	1,427,789
		21,945,939
Financials-7.57%
Affiliated Managers Group, Inc.	17,645	1,506,354
Ameriprise Financial, Inc.	10,717	1,756,195
Citigroup, Inc.	20,073	1,507,884
Discover Financial Services	17,150	1,455,520
E*TRADE Financial Corp.	35,181	1,558,518
Lincoln National Corp.	26,483	1,563,821
MSCI, Inc.	6,147	1,593,241
SVB Financial Group(b)	7,721	1,789,187
		12,730,720
Health Care-7.23%
ABIOMED, Inc.(b)	8,329	1,633,983
Alexion Pharmaceuticals, Inc.(b)	13,670	1,557,560
Align Technology, Inc.(b)	7,611	2,110,835
Illumina, Inc.(b)	5,762	1,848,219
Intuitive Surgical, Inc.(b)	3,149	1,867,042
PerkinElmer, Inc.	17,093	1,587,940
Perrigo Co. PLC	30,606	1,567,945
		12,173,524
Industrials-10.67%
American Airlines Group, Inc.(c)	55,374	1,591,449
Caterpillar, Inc.	11,146	1,613,160
Deere & Co.	8,484	1,425,736
FedEx Corp.	9,700	1,552,485
Flowserve Corp.	37,093	1,806,429
	Shares	Value
Industrials-(continued)
General Electric Co.	128,551	$1,448,770
Parker-Hannifin Corp.	7,973	1,584,953
Robert Half International, Inc.	26,097	1,518,845
Stanley Black & Decker, Inc.	11,320	1,785,617
Textron, Inc.	31,449	1,454,202
United Rentals, Inc.(b)	14,218	2,176,065
		17,957,711
Information Technology-42.87%
Adobe, Inc.(b)	6,091	1,885,347
Advanced Micro Devices, Inc.(b)	78,515	3,073,862
Alliance Data Systems Corp.	13,740	1,468,943
Analog Devices, Inc.	13,680	1,545,156
ANSYS, Inc.(b)	7,122	1,813,902
Apple, Inc.	6,974	1,863,801
Applied Materials, Inc.	32,350	1,873,065
Arista Networks, Inc.(b)	9,648	1,882,614
Autodesk, Inc.(b)	12,014	2,173,333
Broadcom, Inc.	4,844	1,531,721
Cadence Design Systems, Inc.(b)	24,059	1,690,145
Cisco Systems, Inc.	30,825	1,396,681
Corning, Inc.	48,871	1,419,214
DXC Technology Co.	53,429	1,994,505
Fortinet, Inc.(b)	15,443	1,623,214
Hewlett Packard Enterprise Co.	90,764	1,436,794
HP, Inc.	74,503	1,496,020
Intel Corp.	25,210	1,463,441
Intuit, Inc.	5,828	1,508,811
IPG Photonics Corp.(b)	14,912	2,118,846
Keysight Technologies, Inc.(b)	16,747	1,792,431
KLA Corp.	9,951	1,630,571
Lam Research Corp.	6,721	1,793,364
Mastercard, Inc., Class A	5,887	1,720,358
Maxim Integrated Products, Inc.	26,895	1,524,140
Microchip Technology, Inc.	19,255	1,820,368
Micron Technology, Inc.(b)	48,501	2,304,283
Microsoft Corp.	10,699	1,619,615
NetApp, Inc.	28,795	1,744,689
NortonLifeLock, Inc.	58,479	1,456,127
NVIDIA Corp.	11,432	2,477,772
PayPal Holdings, Inc.(b)	16,390	1,770,284
Qorvo, Inc.(b)	16,645	1,734,575
salesforce.com, inc.(b)	10,917	1,778,270
Seagate Technology PLC	27,462	1,638,932
Skyworks Solutions, Inc.	17,925	1,762,027
Synopsys, Inc.(b)	11,293	1,592,765
Texas Instruments, Inc.	12,661	1,521,979
Western Digital Corp.	39,527	1,989,394
Xerox Holdings Corp.	40,481	1,575,925
Xilinx, Inc.	17,822	1,653,525
		72,160,809
Materials-4.64%
Albemarle Corp.	24,679	1,613,513
Eastman Chemical Co.	17,693	1,386,600
Freeport-McMoRan, Inc.	165,079	1,878,599

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Mosaic Co. (The)	73,174	$1,393,965
Westrock Co.	37,958	1,530,846
		7,803,523
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $173,234,052)		168,241,437
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.61%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	776,341	776,341
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	258,677	$258,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,035,121)		1,035,121
TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $174,269,173)		169,276,558
OTHER ASSETS LESS LIABILITIES-(0.57)%		(961,206)
NET ASSETS-100.00%		$168,315,352

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-6.66%
AT&T, Inc.	2,926,123	$109,378,478
Interpublic Group of Cos., Inc. (The)	2,791,791	62,536,118
Verizon Communications, Inc.	1,209,799	72,878,292
		244,792,888
Consumer Discretionary-1.81%
Carnival Corp.	1,471,204	66,321,876
Consumer Staples-10.70%
Altria Group, Inc.	2,172,810	107,988,657
Archer-Daniels-Midland Co.	1,335,493	57,332,714
General Mills, Inc.	1,139,591	60,762,992
Kellogg Co.	1,158,091	75,414,886
Philip Morris International, Inc.	1,102,020	91,390,519
		392,889,768
Energy-13.10%
Chevron Corp.	473,355	55,444,071
Exxon Mobil Corp.	930,392	63,387,607
Kinder Morgan, Inc.	3,180,970	62,378,822
Occidental Petroleum Corp.	1,923,662	74,195,643
ONEOK, Inc.	1,166,813	82,902,064
Schlumberger Ltd.	2,013,484	72,888,121
Williams Cos., Inc. (The)	3,080,471	69,988,301
		481,184,629
Financials-14.97%
Comerica, Inc.	779,615	54,892,692
Huntington Bancshares, Inc.	4,559,474	67,890,568
KeyCorp	3,352,202	64,999,197
MetLife, Inc.	1,096,494	54,726,016
People’s United Financial, Inc.	4,057,124	66,942,546
Principal Financial Group, Inc.	988,844	54,485,304
Prudential Financial, Inc.	591,979	55,421,074
Regions Financial Corp.	3,791,930	63,097,715
Wells Fargo & Co.	1,238,659	67,457,369
		549,912,481
Health Care-5.93%
Cardinal Health, Inc.	1,462,167	80,463,050
CVS Health Corp.	1,057,747	79,616,617
Gilead Sciences, Inc.	860,116	57,834,200
		217,913,867
Industrials-1.67%
United Parcel Service, Inc., Class B	510,800	61,158,084
Information Technology-4.02%
International Business Machines Corp.	493,636	66,369,360
Western Union Co. (The)	3,030,428	81,457,905
		147,827,265
	Shares	Value
Materials-4.32%
International Paper Co.	1,667,301	$77,262,728
LyondellBasell Industries N.V., Class A	878,555	81,301,480
		158,564,208
Real Estate-22.98%
Healthpeak Properties, Inc.	2,337,314	81,525,512
Host Hotels & Resorts, Inc.	3,969,070	69,419,034
Iron Mountain, Inc.	3,573,140	114,769,257
Kimco Realty Corp.	5,201,655	112,459,781
Macerich Co. (The)(b)	3,244,204	87,366,414
Simon Property Group, Inc.	513,940	77,712,868
SL Green Realty Corp.	823,008	70,227,273
Ventas, Inc.	1,101,620	64,235,462
Welltower, Inc.	828,897	70,099,819
Weyerhaeuser Co.	3,261,979	96,261,000
		844,076,420
Utilities-13.70%
CenterPoint Energy, Inc.	2,240,057	55,015,800
Dominion Energy, Inc.	972,883	80,856,306
Duke Energy Corp.	778,151	68,609,574
Entergy Corp.	542,255	63,113,059
FirstEnergy Corp.	1,278,865	60,989,072
PPL Corp.	2,823,050	96,068,391
Southern Co. (The)	1,269,514	78,697,173
		503,349,375
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $3,599,414,904)		3,667,990,861
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	15,747,342	15,747,342
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	5,461,777	5,463,961
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,211,303)		21,211,303
TOTAL INVESTMENTS IN SECURITIES-100.44% (Cost $3,620,626,207)		3,689,202,164
OTHER ASSETS LESS LIABILITIES-(0.44)%		(16,305,904)
NET ASSETS-100.00%		$3,672,896,260
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.54%
AT&T, Inc.	2,744,325	$102,582,869
Comcast Corp., Class A	2,400,321	105,974,172
Omnicom Group, Inc.	1,381,599	109,809,489
Verizon Communications, Inc.	2,023,460	121,893,230
		440,259,760
Consumer Discretionary-3.79%
Genuine Parts Co.	1,065,987	111,257,063
Home Depot, Inc. (The)	459,066	101,228,644
McDonald’s Corp.	696,085	135,374,611
Yum! Brands, Inc.	1,236,738	124,502,414
		472,362,732
Consumer Staples-9.11%
Coca-Cola Co. (The)	2,296,416	122,628,614
Colgate-Palmolive Co.	1,807,557	122,588,516
Hershey Co. (The)	917,188	135,890,574
Hormel Foods Corp.(b)	2,667,434	118,780,836
Mondelez International, Inc., Class A	2,567,118	134,876,380
PepsiCo., Inc.	1,008,461	136,979,258
Procter & Gamble Co. (The)	1,023,803	124,965,394
Sysco Corp.	1,394,573	112,332,855
Walmart, Inc.	1,054,506	125,581,120
		1,134,623,547
Energy-1.68%
Exxon Mobil Corp.	1,528,479	104,135,274
Kinder Morgan, Inc.	5,371,480	105,334,723
		209,469,997
Financials-17.00%
Aflac, Inc.	2,239,062	122,790,160
Allstate Corp. (The)	1,040,236	115,830,279
American Express Co.	872,500	104,804,700
Arthur J. Gallagher & Co.	1,353,732	126,262,584
Assurant, Inc.	817,420	108,610,595
Berkshire Hathaway, Inc., Class B(c)	534,318	117,710,255
Cboe Global Markets, Inc.	928,351	110,380,934
Chubb Ltd.	800,793	121,304,124
Cincinnati Financial Corp.	1,064,876	113,994,976
CME Group, Inc., Class A	555,200	112,555,696
Everest Re Group, Ltd.	431,656	117,091,006
Globe Life, Inc.	1,177,402	120,989,829
Hartford Financial Services Group, Inc. (The)	2,029,000	125,513,940
Intercontinental Exchange, Inc.	1,318,074	124,123,029
Loews Corp.	2,120,809	107,949,178
Marsh & McLennan Cos., Inc.	1,176,739	127,170,184
Travelers Cos., Inc. (The)	852,439	116,545,460
U.S. Bancorp	2,063,113	123,848,673
		2,117,475,602
Health Care-2.77%
Johnson & Johnson	797,508	109,649,375
Medtronic PLC	1,092,768	121,723,427
Merck & Co., Inc.	1,307,500	113,987,850
		345,360,652
Industrials-6.14%
Honeywell International, Inc.	630,712	112,613,628
IHS Markit Ltd.(c)	1,562,687	113,529,211
Lockheed Martin Corp.	286,878	112,177,904
Republic Services, Inc.	1,770,107	156,919,985
	Shares	Value
Industrials-(continued)
Verisk Analytics, Inc.	871,179	$128,481,479
Waste Management, Inc.	1,242,664	140,309,192
		764,031,399
Information Technology-4.79%
Accenture PLC, Class A	567,374	114,132,954
Citrix Systems, Inc.	1,161,418	131,019,565
Jack Henry & Associates, Inc.	762,233	115,813,682
Paychex, Inc.	1,404,113	120,922,211
Western Union Co. (The)	4,267,685	114,715,373
		596,603,785
Materials-1.77%
Air Products and Chemicals, Inc.	453,597	107,198,579
Ecolab, Inc.	608,312	113,553,601
		220,752,180
Real Estate-21.43%
Alexandria Real Estate Equities, Inc.	779,565	126,694,904
American Tower Corp.	564,368	120,791,683
Apartment Investment & Management Co., Class A	2,357,162	126,744,601
AvalonBay Communities, Inc.	637,023	136,584,101
Boston Properties, Inc.	847,640	117,432,046
Crown Castle International Corp.	899,584	120,238,397
Duke Realty Corp.	3,446,903	121,262,048
Equity Residential	1,649,055	140,334,580
Essex Property Trust, Inc.	416,438	130,003,615
Extra Space Storage, Inc.	1,155,144	122,503,021
Federal Realty Investment Trust	955,801	126,232,638
Healthpeak Properties, Inc.	3,161,574	110,275,701
Mid-America Apartment Communities, Inc.	956,462	130,184,043
Public Storage	575,613	121,270,147
Realty Income Corp.	1,537,225	117,797,552
Regency Centers Corp.	1,807,138	117,536,255
SBA Communications Corp., Class A	467,809	110,622,794
Simon Property Group, Inc.	711,047	107,517,417
SL Green Realty Corp.	1,248,238	106,512,149
UDR, Inc.	2,700,493	129,758,689
Vornado Realty Trust	1,830,441	118,191,575
Welltower, Inc.	1,300,612	109,992,757
		2,668,480,713
Utilities-27.90%
Alliant Energy Corp.	2,726,097	144,483,141
Ameren Corp.	1,830,071	136,029,177
American Electric Power Co., Inc.	1,644,230	150,200,411
American Water Works Co., Inc.	1,132,797	137,102,421
Atmos Energy Corp.	1,235,154	132,112,072
CenterPoint Energy, Inc.	4,309,777	105,848,123
CMS Energy Corp.	2,346,512	143,841,186
Consolidated Edison, Inc.	1,562,503	135,765,886
Dominion Energy, Inc.	1,637,074	136,057,220
DTE Energy Co.	1,245,918	155,664,995
Duke Energy Corp.	1,754,000	154,650,180
Entergy Corp.	1,249,857	145,470,856
Evergy, Inc.	2,269,172	143,570,512
Eversource Energy	1,906,454	157,549,359
Exelon Corp.	2,923,572	129,806,597
FirstEnergy Corp.	2,904,206	138,501,584
NextEra Energy, Inc.	640,080	149,663,506
NiSource, Inc.	4,686,092	123,947,133
Pinnacle West Capital Corp.	1,572,778	137,445,069
PPL Corp.	3,437,110	116,964,853

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	2,322,582	$137,752,338
Sempra Energy	908,065	133,730,733
Southern Co. (The)	2,351,310	145,757,707
WEC Energy Group, Inc.	1,571,112	139,279,079
Xcel Energy, Inc.	2,331,294	143,351,268
		3,474,545,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $11,420,158,818)		12,443,965,773
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,609,627	1,609,627
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	533,429	$533,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,143,269)		2,143,269
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $11,422,302,087)		12,446,109,042
OTHER ASSETS LESS LIABILITIES-0.06%		7,319,758
NET ASSETS-100.00%		$12,453,428,800

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.95%
Alphabet, Inc., Class C(b)	18	$23,489
AT&T, Inc.	788	29,456
CenturyLink, Inc.	75	1,087
Verizon Communications, Inc.	397	23,915
		77,947
Consumer Discretionary-14.61%
Amazon.com, Inc.(b)	17	30,614
Expedia Group, Inc.	85	8,641
H&R Block, Inc.	256	6,241
Home Depot, Inc. (The)	87	19,184
Kohl’s Corp.	59	2,774
McDonald’s Corp.	147	28,589
Mohawk Industries, Inc.(b)	36	5,017
NIKE, Inc., Class B	320	29,917
Norwegian Cruise Line Holdings Ltd.(b)	66	3,540
PVH Corp.	79	7,660
Ralph Lauren Corp.	45	4,830
Tapestry, Inc.	295	7,933
TJX Cos., Inc. (The)	461	28,181
VF Corp.	302	26,739
Yum! Brands, Inc.	203	20,436
		230,296
Consumer Staples-12.42%
Campbell Soup Co.	190	8,848
Coca-Cola Co. (The)	333	17,782
Colgate-Palmolive Co.	269	18,244
Conagra Brands, Inc.	428	12,356
Constellation Brands, Inc., Class A	8	1,489
General Mills, Inc.	455	24,261
Hershey Co. (The)	22	3,260
Hormel Foods Corp.	295	13,136
JM Smucker Co. (The)	129	13,557
Kellogg Co.	106	6,903
Kimberly-Clark Corp.	45	6,135
McCormick & Co., Inc.	129	21,833
Monster Beverage Corp.(b)	138	8,255
Procter & Gamble Co. (The)	128	15,624
Sysco Corp.	115	9,263
Tyson Foods, Inc., Class A	151	13,573
Walgreens Boots Alliance, Inc.	19	1,132
		195,651
Energy-2.87%
Chevron Corp.	65	7,613
Diamondback Energy, Inc.	64	4,950
Exxon Mobil Corp.	160	10,901
Occidental Petroleum Corp.	188	7,251
ONEOK, Inc.	161	11,439
Williams Cos., Inc. (The)	137	3,113
		45,267
Financials-11.08%
American International Group, Inc.	34	1,790
Aon PLC	55	11,199
Bank of America Corp.	369	12,295
Berkshire Hathaway, Inc., Class B(b)	131	28,859
Chubb Ltd.	131	19,844
Citigroup, Inc.	123	9,240
JPMorgan Chase & Co.	229	30,173
Marsh & McLennan Cos., Inc.	298	32,205
Progressive Corp. (The)	98	7,159
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	32	$4,375
Wells Fargo & Co.	321	17,482
		174,621
Health Care-13.86%
Becton, Dickinson and Co.	10	2,585
Cerner Corp.	208	14,891
Cigna Corp.	100	19,992
CVS Health Corp.	483	36,355
HCA Healthcare, Inc.	65	9,013
Humana, Inc.	9	3,071
Intuitive Surgical, Inc.(b)	6	3,557
Johnson & Johnson	199	27,360
Laboratory Corp. of America Holdings(b)	65	11,199
Medtronic PLC	260	28,961
Quest Diagnostics, Inc.	89	9,483
Stryker Corp.	60	12,292
UnitedHealth Group, Inc.	132	36,943
Universal Health Services, Inc., Class B	20	2,790
		218,492
Industrials-7.94%
Boeing Co. (The)	15	5,493
Cintas Corp.	113	29,048
Delta Air Lines, Inc.	34	1,948
General Dynamics Corp.	80	14,539
Raytheon Co.	52	11,306
Republic Services, Inc.	286	25,354
Rollins, Inc.	176	6,310
Waste Management, Inc.	276	31,163
		125,161
Information Technology-17.59%
Accenture PLC, Class A	62	12,472
Adobe, Inc.(b)	101	31,262
Alliance Data Systems Corp.	10	1,069
Analog Devices, Inc.	46	5,196
Apple, Inc.	54	14,431
Applied Materials, Inc.	24	1,390
Automatic Data Processing, Inc.	60	10,247
Cisco Systems, Inc.	170	7,703
Citrix Systems, Inc.	87	9,814
Cognizant Technology Solutions Corp., Class A	297	19,041
Global Payments, Inc.	82	14,850
Intel Corp.	483	28,038
Intuit, Inc.	73	18,899
Micron Technology, Inc.(b)	62	2,946
Microsoft Corp.	225	34,060
NVIDIA Corp.	14	3,034
Oracle Corp.	48	2,695
QUALCOMM, Inc.	351	29,326
salesforce.com, inc.(b)	13	2,118
Texas Instruments, Inc.	238	28,610
		277,201
Materials-1.60%
Corteva, Inc.	106	2,758
Newmont Goldcorp Corp.	584	22,426
		25,184
Real Estate-4.73%
American Tower Corp.	81	17,337
Crown Castle International Corp.	165	22,054
Host Hotels & Resorts, Inc.	874	15,286

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Prologis, Inc.	113	$10,345
Public Storage	37	7,795
Simon Property Group, Inc.	11	1,663
		74,480
Utilities-8.34%
Ameren Corp.	59	4,385
American Electric Power Co., Inc.	35	3,197
CenterPoint Energy, Inc.	253	6,214
Consolidated Edison, Inc.	22	1,912
Dominion Energy, Inc.	188	15,625
DTE Energy Co.	14	1,749
Duke Energy Corp.	56	4,937
Eversource Energy	109	9,008
NextEra Energy, Inc.	101	23,616
Public Service Enterprise Group, Inc.	467	27,698
Sempra Energy	16	2,356
	Shares	Value
Utilities-(continued)
Southern Co. (The)	454	$28,143
WEC Energy Group, Inc.	29	2,571
		131,411
Total Common Stocks & Other Equity Interests (Cost $1,318,413)		1,575,711
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $4,295)	4,295	4,295
TOTAL INVESTMENTS IN SECURITIES-100.26% (Cost $1,322,708)		1,580,006
OTHER ASSETS LESS LIABILITIES-(0.26)%		(4,105)
NET ASSETS-100.00%		$1,575,901

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Momentum ETF (SPMO)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-4.02%
T-Mobile US, Inc.(b)	3,012	$236,593
Walt Disney Co. (The)	16,480	2,498,038
		2,734,631
Consumer Discretionary-9.41%
AutoZone, Inc.(b)	397	467,634
Chipotle Mexican Grill, Inc.(b)	429	349,172
Dollar General Corp.	2,827	444,857
McDonald’s Corp.	11,158	2,170,008
O’Reilly Automotive, Inc.(b)	634	280,405
Starbucks Corp.	22,223	1,898,511
Tractor Supply Co.	1,354	127,872
Ulta Beauty, Inc.(b)	577	134,937
Yum! Brands, Inc.	5,316	535,162
		6,408,558
Consumer Staples-15.29%
Church & Dwight Co., Inc.	2,701	189,718
Costco Wholesale Corp.	4,138	1,240,614
Estee Lauder Cos., Inc. (The), Class A	2,204	430,816
Hershey Co. (The)	2,757	408,477
McCormick & Co., Inc.	1,477	249,982
Mondelez International, Inc., Class A	16,162	849,151
Procter & Gamble Co. (The)	41,113	5,018,253
Tyson Foods, Inc., Class A	3,584	322,166
Walmart, Inc.	14,298	1,702,749
		10,411,926
Financials-5.85%
American Express Co.	6,704	805,284
Aon PLC	2,695	548,729
Arthur J. Gallagher & Co.	2,276	212,283
Cincinnati Financial Corp.	2,264	242,361
CME Group, Inc., Class A	3,663	742,600
Intercontinental Exchange, Inc.	4,970	468,025
MarketAxess Holdings, Inc.	652	263,291
MSCI, Inc.	841	217,979
Progressive Corp. (The)	6,583	480,888
		3,981,440
Health Care-11.57%
Abbott Laboratories	19,393	1,657,132
Boston Scientific Corp.(b)	10,972	474,539
Cooper Cos., Inc. (The)	442	138,386
Danaher Corp.	7,714	1,126,090
Edwards Lifesciences Corp.(b)	2,222	544,257
IQVIA Holdings, Inc.(b)	1,636	238,823
Merck & Co., Inc.	28,112	2,450,804
Stryker Corp.	3,076	630,149
Zoetis, Inc.	5,139	619,352
		7,879,532
Industrials-3.22%
Allegion PLC	917	110,068
Cintas Corp.	751	193,052
Copart, Inc.(b)	1,793	159,577
Ingersoll-Rand PLC	2,316	303,651
Republic Services, Inc.	2,556	226,589
TransDigm Group, Inc.	413	234,212
Verisk Analytics, Inc.	2,212	326,226
Waste Management, Inc.	5,646	637,490
		2,190,865
	Shares	Value
Information Technology-31.04%
Accenture PLC, Class A	5,639	$1,134,341
Advanced Micro Devices, Inc.(b)	7,732	302,708
Automatic Data Processing, Inc.	3,963	676,801
Cadence Design Systems, Inc.(b)	4,009	281,632
Cisco Systems, Inc.	42,963	1,946,654
Fidelity National Information Services, Inc.	6,625	915,244
Fiserv, Inc.(b)	6,473	752,421
FleetCor Technologies, Inc.(b)	798	244,922
Global Payments, Inc.	1,964	355,680
Intuit, Inc.	2,447	633,504
Keysight Technologies, Inc.(b)	2,118	226,690
Mastercard, Inc., Class A	8,960	2,618,381
Microsoft Corp.	44,265	6,700,836
Motorola Solutions, Inc.	1,755	293,611
Paychex, Inc.	3,107	267,575
Synopsys, Inc.(b)	1,873	264,168
VeriSign, Inc.(b)	1,110	211,721
Visa, Inc., Class A	16,733	3,087,406
Xilinx, Inc.	2,450	227,311
		21,141,606
Materials-2.80%
Air Products and Chemicals, Inc.	3,202	756,728
Ball Corp.	6,147	406,071
Ecolab, Inc.	4,000	746,680
		1,909,479
Real Estate-7.99%
American Tower Corp.	7,114	1,522,609
Apartment Investment & Management Co., Class A	1,285	69,094
AvalonBay Communities, Inc.	1,324	283,879
Crown Castle International Corp.	4,180	558,699
Equity Residential	3,580	304,658
Essex Property Trust, Inc.	732	228,516
Extra Space Storage, Inc.	1,214	128,745
Healthpeak Properties, Inc.	4,918	171,540
Mid-America Apartment Communities, Inc.	1,024	139,377
Prologis, Inc.	5,914	541,427
Realty Income Corp.	3,432	262,994
SBA Communications Corp., Class A	1,984	469,156
UDR, Inc.	2,854	137,135
Ventas, Inc.	3,395	197,962
Welltower, Inc.	5,034	425,725
		5,441,516
Utilities-8.71%
AES Corp. (The)	6,574	124,314
Alliant Energy Corp.	2,089	110,717
Ameren Corp.	2,646	196,677
American Electric Power Co., Inc.	5,890	538,052
American Water Works Co., Inc.	2,320	280,790
Atmos Energy Corp.	1,095	117,121
CMS Energy Corp.	2,977	182,490
DTE Energy Co.	1,764	220,394
Entergy Corp.	2,822	328,453
Eversource Energy	4,059	335,436
FirstEnergy Corp.	6,154	293,484
NextEra Energy, Inc.	5,750	1,344,465
Pinnacle West Capital Corp.	906	79,175
Sempra Energy	2,557	376,570
Southern Co. (The)	9,857	611,036

Invesco S&P 500 Momentum ETF (SPMO)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	4,279	$379,333
Xcel Energy, Inc.	6,768	416,164
		5,934,671
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $64,412,697)		68,034,224
OTHER ASSETS LESS LIABILITIES-0.10%		64,849
NET ASSETS-100.00%		$68,099,073
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.28%
Cable One, Inc.	30,765	$47,224,275
Consumer Discretionary-4.69%
Cracker Barrel Old Country Store, Inc.(b)	260,456	40,042,506
Dunkin’ Brands Group, Inc.	581,178	44,489,176
Graham Holdings Co., Class B	73,181	46,221,851
Service Corp. International	964,443	42,454,781
		173,208,314
Consumer Staples-5.84%
Casey’s General Stores, Inc.	230,426	40,041,126
Flowers Foods, Inc.	2,257,972	48,614,137
Ingredion, Inc.	487,429	40,539,470
Lancaster Colony Corp.	259,762	41,050,189
Tootsie Roll Industries, Inc.(b)	1,316,251	45,213,222
		215,458,144
Financials-18.28%
Alleghany Corp.(c)	60,714	47,359,349
American Financial Group, Inc.	476,288	52,253,556
Bank of Hawaii Corp.	485,342	43,734,168
Brown & Brown, Inc.	1,307,959	49,362,373
Commerce Bancshares, Inc.(b)	673,136	45,120,306
First American Financial Corp.	681,745	43,372,617
Fulton Financial Corp.	2,192,043	37,615,458
Hanover Insurance Group, Inc. (The)	382,371	51,975,690
Old Republic International Corp.	1,830,508	41,296,260
Reinsurance Group of America, Inc.	271,302	44,889,629
RenaissanceRe Holdings Ltd. (Bermuda)	239,630	45,129,518
Selective Insurance Group, Inc.	625,957	41,450,872
Trustmark Corp.	1,110,350	38,151,626
W.R. Berkley Corp.	755,264	51,357,952
Washington Federal, Inc.	1,115,836	41,073,923
		674,143,297
Health Care-2.34%
Chemed Corp.	105,432	45,337,869
STERIS PLC	271,210	40,990,679
		86,328,548
Industrials-6.54%
Carlisle Cos., Inc.	245,172	38,241,929
EMCOR Group, Inc.	432,155	38,431,544
Graco, Inc.	845,777	40,859,487
Lennox International, Inc.	157,814	40,376,712
Toro Co. (The)	570,342	44,589,337
Watsco, Inc.	218,169	38,827,537
		241,326,546
Materials-7.45%
AptarGroup, Inc.	491,777	55,138,037
NewMarket Corp.	84,708	41,843,211
RPM International, Inc.	524,548	38,674,924
Sensient Technologies Corp.	595,087	37,663,056
Silgan Holdings, Inc.	1,623,601	50,023,147
Sonoco Products Co.	848,308	51,348,083
		274,690,458
Real Estate-32.91%
American Campus Communities, Inc.	1,121,381	53,871,143
Brixmor Property Group, Inc.	1,936,964	42,496,990
Camden Property Trust	500,411	55,820,847
Corporate Office Properties Trust	1,501,878	43,824,800
Cousins Properties, Inc.	1,074,555	43,508,732
	Shares	Value
Real Estate-(continued)
Douglas Emmett, Inc.	1,225,283	$53,998,222
EastGroup Properties, Inc.	400,024	54,479,269
EPR Properties	703,131	49,866,051
First Industrial Realty Trust, Inc.	1,214,441	51,710,898
Healthcare Realty Trust, Inc.	1,447,571	48,044,881
Highwoods Properties, Inc.	1,017,324	49,391,080
JBG SMITH Properties	1,300,455	51,862,145
Kilroy Realty Corp.	595,065	49,533,211
Liberty Property Trust	692,044	42,643,751
Life Storage, Inc.	443,213	48,540,688
Mack-Cali Realty Corp.	1,889,581	40,418,138
Medical Properties Trust, Inc.	1,975,267	41,006,543
National Retail Properties, Inc.	831,366	46,340,341
Omega Healthcare Investors, Inc.	954,099	40,100,781
Park Hotels & Resorts, Inc.	1,679,651	39,723,746
PS Business Parks, Inc.	269,799	47,643,805
Rayonier, Inc.	1,354,359	41,484,016
Service Properties Trust	1,904,671	44,359,788
Spirit Realty Capital, Inc.	850,806	44,582,234
Urban Edge Properties	2,068,247	42,874,760
Weingarten Realty Investors	1,434,875	45,686,420
		1,213,813,280
Utilities-20.58%
ALLETE, Inc.	644,991	51,670,229
Aqua America, Inc.	1,080,046	47,813,637
Black Hills Corp.	674,018	51,609,558
Hawaiian Electric Industries, Inc.	1,518,600	66,317,262
IDACORP, Inc.	532,806	55,971,270
MDU Resources Group, Inc.	1,748,551	50,777,921
National Fuel Gas Co.	917,369	41,299,952
New Jersey Resources Corp.	1,059,857	45,086,317
NorthWestern Corp.	852,147	60,988,161
OGE Energy Corp.	1,321,265	55,572,406
ONE Gas, Inc.	584,051	51,904,612
PNM Resources, Inc.	999,360	48,418,992
Southwest Gas Holdings, Inc.	549,399	41,622,468
Spire, Inc.	665,346	51,511,087
UGI Corp.	890,108	38,764,204
		759,328,076
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,402,262,320)		3,685,520,938
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.63%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	45,125,227	45,125,227
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	15,005,627	15,011,629
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,136,033)		60,136,856
TOTAL INVESTMENTS IN SECURITIES-101.54% (Cost $3,462,398,353)		3,745,657,794
OTHER ASSETS LESS LIABILITIES-(1.54)%		(56,968,436)
NET ASSETS-100.00%		$3,688,689,358

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-6.20%
Cogent Communications Holdings, Inc.	6,971	$436,942
Gannett Co., Inc.(b)	82,548	525,005
Marcus Corp. (The)	6,533	205,528
Scholastic Corp.	6,120	227,236
Spok Holdings, Inc.	25,709	316,478
		1,711,189
Consumer Discretionary-3.79%
PetMed Express, Inc.(b)	45,853	1,046,824
Consumer Staples-7.76%
Andersons, Inc. (The)	10,616	245,230
B&G Foods, Inc.(b)	47,470	786,103
Cal-Maine Foods, Inc.	5,982	260,396
Inter Parfums, Inc.	2,591	182,640
Universal Corp.	9,337	487,578
WD-40 Co.	919	177,468
		2,139,415
Energy-1.63%
Archrock, Inc.	53,509	450,011
Financials-25.33%
Apollo Commercial Real Estate Finance, Inc.	46,468	848,970
ARMOUR Residential REIT, Inc.	45,946	793,028
Capstead Mortgage Corp.	43,623	339,387
Granite Point Mortgage Trust, Inc.	44,727	812,690
Invesco Mortgage Capital, Inc.(c)	51,880	842,531
New York Mortgage Trust, Inc.	140,237	873,676
Oritani Financial Corp.	27,079	503,669
PennyMac Mortgage Investment Trust	38,986	900,187
Redwood Trust, Inc.	37,109	600,424
Waddell & Reed Financial, Inc., Class A	29,346	473,938
		6,988,500
Health Care-2.14%
Computer Programs & Systems, Inc.	6,215	165,257
Meridian Bioscience, Inc.	31,319	286,569
Phibro Animal Health Corp., Class A	5,717	138,694
		590,520
Industrials-9.35%
Briggs & Stratton Corp.	63,138	337,788
Greenbrier Cos., Inc. (The)	12,815	360,614
Matson, Inc.	6,031	227,610
Matthews International Corp., Class A	7,443	285,439
Mobile Mini, Inc.	11,435	434,073
Park Aerospace Corp.	15,716	256,328
Powell Industries, Inc.	8,313	345,738
Resources Connection, Inc.	21,484	331,928
		2,579,518
Information Technology-6.47%
ADTRAN, Inc.	24,070	221,203
Benchmark Electronics, Inc.	10,582	364,762
Daktronics, Inc.	75,375	464,310
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)	10,049	$252,129
MTS Systems Corp.	4,136	187,857
NIC, Inc.	12,978	294,471
		1,784,732
Materials-10.64%
A. Schulman, Inc., CVR(d)(e)	2,390	1,250
Haynes International, Inc.	10,105	371,056
Innophos Holdings, Inc.	26,895	857,950
Kaiser Aluminum Corp.	2,800	306,824
Myers Industries, Inc.	18,025	298,314
Neenah, Inc.	4,473	325,545
Schweitzer-Mauduit International, Inc., Class A	17,653	774,260
		2,935,199
Real Estate-20.51%
Cedar Realty Trust, Inc.	344,060	918,640
Chatham Lodging Trust	42,711	781,612
Global NET Lease, Inc.	44,893	915,368
Kite Realty Group Trust	54,892	1,062,160
RPT Realty	70,091	1,035,945
Whitestone REIT	67,199	943,474
		5,657,199
Utilities-6.09%
American States Water Co.	2,180	185,932
Avista Corp.	8,539	403,724
California Water Service Group	3,257	167,410
El Paso Electric Co.	3,872	262,599
Northwest Natural Holding Co.	4,379	301,144
South Jersey Industries, Inc.	11,512	359,635
		1,680,444
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $27,520,224)		27,563,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)(g)	1,039,224	1,039,224
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)(g)	303,379	303,500
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,342,724)		1,342,724
TOTAL INVESTMENTS IN SECURITIES-104.78% (Cost $28,862,948)		28,906,275
OTHER ASSETS LESS LIABILITIES-(4.78)%		(1,319,290)
NET ASSETS-100.00%		$27,586,985

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$679,191	$109,683	$(3,284)	$56,988	$(47)	$842,531	$21,367

(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.99%
Cogent Communications Holdings, Inc.	262,751	$16,469,233
Marcus Corp. (The)	476,982	15,005,854
Scholastic Corp.	411,681	15,285,715
		46,760,802
Consumer Discretionary-2.09%
Monarch Casino & Resort, Inc.(b)	380,939	17,370,819
Ruth’s Hospitality Group, Inc.	727,574	17,003,404
Standard Motor Products, Inc.	295,014	14,859,855
		49,234,078
Consumer Staples-3.84%
Cal-Maine Foods, Inc.	409,725	17,835,329
Darling Ingredients, Inc.(b)	838,879	19,965,320
Inter Parfums, Inc.	218,437	15,397,624
J&J Snack Foods Corp.	93,451	17,288,435
WD-40 Co.	102,273	19,749,939
		90,236,647
Energy-0.70%
Par Pacific Holdings, Inc.(b)	665,375	16,561,184
Financials-44.53%
Allegiance Bancshares, Inc.(b)	474,520	17,025,778
Ambac Financial Group, Inc.(b)	786,672	16,378,511
AMERISAFE, Inc.	328,689	22,219,376
Apollo Commercial Real Estate Finance, Inc.	1,664,577	30,411,822
ARMOUR Residential REIT, Inc.	1,558,783	26,904,595
Banner Corp.	286,661	15,660,290
Berkshire Hills Bancorp, Inc.	488,630	15,416,276
Brookline Bancorp, Inc.	1,180,143	18,941,295
Capstead Mortgage Corp.	2,796,354	21,755,634
Central Pacific Financial Corp.	670,143	19,474,356
City Holding Co.	245,202	19,488,655
Columbia Banking System, Inc.	410,854	16,056,174
Community Bank System, Inc.	273,196	18,536,349
CVB Financial Corp.	887,122	18,948,926
Employers Holdings, Inc.	460,978	19,808,225
First Commonwealth Financial Corp.	1,266,951	18,003,374
First Financial Bancorp	665,138	16,176,156
First Midwest Bancorp, Inc.	759,951	16,384,543
Flagstar Bancorp, Inc.	533,068	19,862,114
Glacier Bancorp, Inc.	408,157	17,897,684
Granite Point Mortgage Trust, Inc.	1,972,883	35,847,284
Great Western Bancorp, Inc.	443,180	15,232,097
Heritage Financial Corp.	617,970	17,043,613
Hope Bancorp, Inc.	1,072,278	15,558,754
Horace Mann Educators Corp.	421,770	18,309,036
Independent Bank Corp.	189,660	15,969,372
Invesco Mortgage Capital, Inc.(c)	1,683,235	27,335,736
KKR Real Estate Finance Trust, Inc.	1,617,283	32,652,944
National Bank Holdings Corp., Class A	458,599	16,436,188
NBT Bancorp, Inc.	477,067	19,082,680
New York Mortgage Trust, Inc.	4,592,700	28,612,521
Northfield Bancorp, Inc.	1,362,268	23,022,329
Northwest Bancshares, Inc.	1,363,130	22,682,483
Old National Bancorp	999,882	18,077,866
Opus Bank	662,850	17,041,873
Oritani Financial Corp.	1,147,320	21,340,152
PennyMac Mortgage Investment Trust	1,057,044	24,407,146
Piper Jaffray Cos.	220,845	17,861,944
ProAssurance Corp.	474,921	17,857,030
Provident Financial Services, Inc.	841,301	20,460,440
	Shares	Value
Financials-(continued)
Redwood Trust, Inc.	2,043,649	$33,066,241
RLI Corp.	228,902	20,914,776
S&T Bancorp, Inc.	484,457	18,273,718
Safety Insurance Group, Inc.	215,135	21,007,933
ServisFirst Bancshares, Inc.	432,882	15,739,589
Simmons First National Corp., Class A	615,353	15,943,796
Southside Bancshares, Inc.	519,942	18,255,164
Stewart Information Services Corp.	498,146	21,305,704
Tompkins Financial Corp.	198,404	17,211,547
TrustCo Bank Corp.	2,154,063	18,912,673
United Community Banks, Inc.	512,523	15,888,213
Westamerica Bancorporation	311,186	20,227,090
		1,046,928,065
Health Care-3.54%
CONMED Corp.	148,661	16,838,831
CorVel Corp.(b)	217,935	17,981,817
HealthStream, Inc.(b)	658,786	19,190,436
Providence Service Corp. (The)(b)	227,268	13,565,627
US Physical Therapy, Inc.	133,579	15,610,042
		83,186,753
Industrials-8.92%
Brady Corp., Class A	343,109	19,557,213
Encore Wire Corp.	267,272	15,592,648
ESCO Technologies, Inc.	213,347	18,789,470
Exponent, Inc.	294,218	18,697,554
Forward Air Corp.	237,166	16,608,735
Heartland Express, Inc.	802,829	17,188,569
Kaman Corp.	261,926	16,658,494
Kelly Services, Inc., Class A	728,065	15,951,904
Simpson Manufacturing Co., Inc.	205,643	16,698,212
UniFirst Corp.	82,686	17,053,988
Viad Corp.	321,598	20,228,514
Watts Water Technologies, Inc., Class A	173,172	16,790,757
		209,816,058
Information Technology-2.56%
DSP Group, Inc.(b)	1,019,556	14,447,108
ExlService Holdings, Inc.(b)	259,939	18,146,342
MTS Systems Corp.	279,959	12,715,738
Sykes Enterprises, Inc.(b)	422,260	14,838,216
		60,147,404
Materials-0.73%
Stepan Co.	176,432	17,096,261
Real Estate-25.29%
Acadia Realty Trust	780,604	20,982,636
Agree Realty Corp.	298,760	22,341,273
American Assets Trust, Inc.	526,083	25,004,725
Armada Hoffler Properties, Inc.	1,399,591	25,276,613
CareTrust REIT, Inc.	949,910	19,834,121
Chatham Lodging Trust	1,155,311	21,142,191
Community Healthcare Trust, Inc.	392,010	18,659,676
DiamondRock Hospitality Co.	2,065,698	21,276,689
Easterly Government Properties, Inc.	1,114,940	25,933,504
Essential Properties Realty Trust, Inc.	755,099	19,700,533
Four Corners Property Trust, Inc.	955,739	27,066,530
Getty Realty Corp.	759,682	25,494,928
Global NET Lease, Inc.	1,003,903	20,469,582
Hersha Hospitality Trust	1,191,139	16,890,351
Independence Realty Trust, Inc.	1,613,634	24,107,692
iStar, Inc.(d)	1,533,592	19,921,360

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Kite Realty Group Trust(d)	1,021,564	$19,767,263
Lexington Realty Trust	1,972,686	21,857,361
LTC Properties, Inc.	465,595	21,794,502
National Storage Affiliates Trust	607,931	20,365,689
Retail Opportunity Investments Corp.	1,323,705	24,144,379
RPT Realty	1,289,944	19,065,372
Summit Hotel Properties, Inc.	1,589,155	19,260,559
Universal Health Realty Income Trust	140,781	16,781,095
Urstadt Biddle Properties, Inc., Class A	856,922	20,883,189
Washington REIT	690,608	21,457,191
Whitestone REIT	1,312,321	18,424,987
Xenia Hotels & Resorts, Inc.	797,432	16,793,918
		594,697,909
Utilities-5.70%
American States Water Co.	282,862	24,125,300
Avista Corp.	497,756	23,533,904
California Water Service Group	411,462	21,149,147
El Paso Electric Co.	293,028	19,873,159
Northwest Natural Holding Co.	366,396	25,197,053
South Jersey Industries, Inc.	643,293	20,096,473
		133,975,036
Total Common Stocks & Other Equity Interests (Cost $2,199,375,041)		2,348,640,197
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $292,237)	292,237	292,237
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,199,667,278)		2,348,932,434
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	10,277,578	$10,277,578
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	3,430,002	3,431,374
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,708,952)		13,708,952
TOTAL INVESTMENTS IN SECURITIES-100.48% (Cost $2,213,376,230)		2,362,641,386
OTHER ASSETS LESS LIABILITIES-(0.48)%		(11,315,353)
NET ASSETS-100.00%		$2,351,326,033

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$22,332,386	$4,449,762	$(1,362,368)	$1,928,278	$(12,322)	$27,335,736	$703,908

(d)	All or a portion of this security was out on loan at November 30, 2019.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-0.70%
QuinStreet, Inc.(b)	1,026	$16,149
TechTarget, Inc.(b)	518	13,738
		29,887
Consumer Discretionary-13.79%
Abercrombie & Fitch Co., Class A	1,936	30,918
American Public Education, Inc.(b)	395	9,780
Barnes & Noble Education, Inc.(b)	1,109	5,589
Buckle, Inc. (The)(c)	828	23,035
Cavco Industries, Inc.(b)	209	41,802
Chico’s FAS, Inc.	2,909	13,876
Core-Mark Holding Co., Inc.	1,088	29,322
Dave & Buster’s Entertainment, Inc.	1,290	51,832
Ethan Allen Interiors, Inc.	643	11,497
Fossil Group, Inc.(b)	1,152	8,628
Fox Factory Holding Corp.(b)	879	57,952
Genesco, Inc.(b)	484	17,976
Gentherm, Inc.(b)	779	32,601
Haverty Furniture Cos., Inc.	479	9,633
La-Z-Boy, Inc.	1,282	40,511
Oxford Industries, Inc.	466	34,680
PetMed Express, Inc.(c)	717	16,369
Ruth’s Hospitality Group, Inc.	744	17,387
Shoe Carnival, Inc.(c)	293	10,401
Shutterstock, Inc.(b)	496	20,624
Steven Madden Ltd.	2,023	85,917
Vera Bradley, Inc.(b)	596	6,580
Zumiez, Inc.(b)	416	12,289
		589,199
Consumer Staples-7.51%
Calavo Growers, Inc.	333	29,700
Cal-Maine Foods, Inc.	697	30,341
Inter Parfums, Inc.	419	29,535
J&J Snack Foods Corp.	353	65,305
John B. Sanfilippo & Son, Inc.	203	19,841
Medifast, Inc.(c)	446	39,208
WD-40 Co.	554	106,983
		320,913
Energy-0.47%
Era Group, Inc.(b)	490	4,689
Matrix Service Co.(b)	734	15,370
		20,059
Financials-21.99%
AMERISAFE, Inc.	547	36,977
Axos Financial, Inc.(b)	1,281	37,725
Blucora, Inc.(b)	1,157	27,236
Community Bank System, Inc.	1,217	82,573
Eagle Bancorp, Inc.	986	43,798
Employers Holdings, Inc.	860	36,954
Flagstar Bancorp, Inc.	698	26,007
Great Western Bancorp, Inc.	1,486	51,074
Hanmi Financial Corp.	868	17,039
Hope Bancorp, Inc.	2,909	42,210
Piper Jaffray Cos.	497	40,197
Preferred Bank	389	21,453
ProAssurance Corp.	1,320	49,632
RLI Corp.	1,061	96,944
S&T Bancorp, Inc.	872	32,892
Safety Insurance Group, Inc.	371	36,228
ServisFirst Bancshares, Inc.	1,424	51,777
	Shares	Value
Financials-(continued)
Third Point Reinsurance Ltd. (Bermuda)(b)	2,145	$20,485
United Community Banks, Inc.	2,060	63,860
United Fire Group, Inc.	523	22,981
Waddell & Reed Financial, Inc., Class A	2,327	37,581
Westamerica Bancorporation	987	64,155
		939,778
Health Care-4.53%
CorVel Corp.(b)	241	19,885
Eagle Pharmaceuticals, Inc.(b)	261	15,263
HealthStream, Inc.(b)	672	19,576
Integer Holdings Corp.(b)	811	61,514
LeMaitre Vascular, Inc.	383	13,623
Medpace Holdings, Inc.(b)	697	53,439
Meridian Bioscience, Inc.	1,110	10,157
		193,457
Industrials-25.44%
AAON, Inc.	996	49,173
Aerovironment, Inc.(b)	669	41,036
Brady Corp., Class A	1,389	79,173
Comfort Systems USA, Inc.	877	44,815
Encore Wire Corp.	486	28,353
Exponent, Inc.	1,301	82,679
Federal Signal Corp.	1,495	49,245
Forrester Research, Inc.	276	11,021
Forward Air Corp.	718	50,282
Franklin Electric Co., Inc.	902	50,034
Gibraltar Industries, Inc.(b)	782	40,836
Heartland Express, Inc.	1,317	28,197
Hillenbrand, Inc.	1,803	57,011
Insteel Industries, Inc.	447	10,428
John Bean Technologies Corp.	755	82,710
Kaman Corp.	660	41,976
Lindsay Corp.	274	24,720
Marten Transport Ltd.	955	20,179
National Presto Industries, Inc.	156	13,881
Park Aerospace Corp.	686	11,189
Proto Labs, Inc.(b)	661	64,044
Raven Industries, Inc.	944	32,445
Simpson Manufacturing Co., Inc.	1,053	85,504
TrueBlue, Inc.(b)	1,049	24,452
Watts Water Technologies, Inc., Class A	654	63,412
		1,086,795
Information Technology-15.25%
ADTRAN, Inc.	1,200	11,028
Badger Meter, Inc.	708	43,896
Cabot Microelectronics Corp.	650	86,716
Diodes, Inc.(b)	935	43,141
ePlus, Inc.(b)	332	27,745
EVERTEC, Inc.	1,456	47,204
Fabrinet (Thailand)(b)	868	52,505
Insight Enterprises, Inc.(b)	895	58,703
Kulicke & Soffa Industries, Inc. (Singapore)	1,474	36,983
NETGEAR, Inc.(b)	842	21,143
Onto Innovation, Inc.(b)	647	21,713
Plexus Corp.(b)	723	54,876
Power Integrations, Inc.	803	73,466
Progress Software Corp.	1,362	57,218
TTEC Holdings, Inc.	330	15,157
		651,494

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-7.53%
AdvanSix, Inc.(b)	641	$12,968
Balchem Corp.	756	75,320
FutureFuel Corp.	807	9,055
Innospec, Inc.	585	57,564
Kaiser Aluminum Corp.	407	44,599
Myers Industries, Inc.	896	14,829
Quaker Chemical Corp.	340	50,738
Stepan Co.	446	43,217
Tredegar Corp.	619	13,327
		321,617
Real Estate-2.64%
Lexington Realty Trust	6,116	67,765
LTC Properties, Inc.	962	45,031
		112,796
Total Common Stocks & Other Equity Interests (Cost $4,296,192)		4,265,995
Money Market Funds-0.23%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $9,793)	9,793	9,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $4,305,985)		4,275,788
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.71%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	54,746	$54,746
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	18,485	18,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,238)		73,238
TOTAL INVESTMENTS IN SECURITIES-101.79% (Cost $4,379,223)		4,349,026
OTHER ASSETS LESS LIABILITIES-(1.79)%		(76,517)
NET ASSETS-100.00%		$4,272,509

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$27,562,301	$-	$1,250	$27,563,551
Money Market Funds	1,342,724	-	-	1,342,724
Total Investments	$28,905,025	$-	$1,250	$28,906,275